UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jamie B. Ohl, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments

Wilshire Variable Insurance Trust
Equity Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 53.0%
Consumer Discretionary — 7.3%
4,500	Amazon.com, Inc. †	$973,035
27,900	Burberry Group PLC ADR	1,032,300
33,500	CBS Corp., Class B	682,730
29,600	Dick's Sporting Goods, Inc. †	990,416
23,800	Foot Locker, Inc.	478,142
15,100	Guess?, Inc.	430,199
10,900	Harley-Davidson, Inc.	374,197
49,500	Johnson Controls, Inc.	1,305,315
20,300	Lear Corp.	870,870
40,900	Macy's, Inc.	1,076,488
5,900	PVH Corp.	343,616
10,300	Signet Jewelers, Ltd.	348,140
6,600	Tiffany & Co.	401,412
18,200	TJX Cos., Inc.	1,009,554
22,300	Viacom, Inc., Class B	863,902
23,100	Walt Disney Co. (The)	696,696
11,700	Wyndham Worldwide Corp.	333,567
		12,210,579
Consumer Staples — 3.6%
16,200	British American Tobacco PLC ADR	1,372,626
9,100	Colgate-Palmolive Co.	806,988
8,000	Costco Wholesale Corp.	656,960
20,100	CVS Caremark Corp.	674,958
9,400	Diageo PLC ADR	713,742
7,900	Estee Lauder Cos., Inc. (The), Class A	693,936
4,100	Herbalife, Ltd.	219,760
17,800	Smithfield Foods, Inc. †	347,100
19,800	Walgreen Co.	651,222
		6,137,292
Energy — 4.8%
25,500	Anadarko Petroleum Corp.	1,607,775
4,700	Apache Corp.	377,128
23,700	Chevron Corp.	2,192,724
58,400	Cobalt International Energy, Inc. †	450,264
36,900	Denbury Resources, Inc. †	424,350
8,300	Hess Corp.	435,418
15,800	Marathon Petroleum Corp.	427,548
14,700	National Oilwell Varco, Inc.	752,934
5,800	Oil States International, Inc. †	295,336
93,600	Weatherford International, Ltd. †	1,142,856
		8,106,333
Financials — 7.9%
11,700	Aflac, Inc.	408,915
13,900	Capital One Financial Corp.	550,857
33,800	Citigroup, Inc.	865,956
59,400	Discover Financial Services	1,362,636
61,000	Fifth Third Bancorp	616,100
8,700	Goldman Sachs Group, Inc. (The)	822,585
47,800	Huntington Bancshares, Inc.	229,440
50,300	JPMorgan Chase & Co.	1,515,036
86,200	KeyCorp	511,166
14,900	Lincoln National Corp.	232,887
23,600	Marsh & McLennan Cos., Inc.	626,344
30,000	MetLife, Inc.	840,300
57,600	MGIC Investment Corp. †	107,712
23,100	PNC Financial Services Group, Inc.	1,113,189
16,000	Prudential Financial, Inc.	749,760
41,300	SLM Corp.	514,185
22,000	Visa, Inc., Class A	1,885,840

Shares		Value
Financials (continued)
22,500	XL Group PLC, Class A	$423,000
		13,375,908
Health Care — 7.1%
10,700	Biogen Idec, Inc. †	996,705
20,800	Bristol-Myers Squibb Co.	652,704
9,300	CIGNA Corp.	390,042
12,500	Express Scripts, Inc., Class A †	463,375
47,800	Gilead Sciences, Inc. †	1,854,640
8,000	McKesson Corp.	581,600
27,700	Medco Health Solutions, Inc. †	1,298,853
12,800	Merck & Co., Inc.	418,688
31,200	Myriad Genetics, Inc. †	584,688
26,600	NuVasive, Inc. †	454,062
79,000	Pfizer, Inc.	1,396,720
31,200	UnitedHealth Group, Inc.	1,438,944
17,800	WellPoint, Inc.	1,161,984
4,300	Zimmer Holdings, Inc. †	230,050
		11,923,055
Industrials — 6.0%
8,400	Caterpillar, Inc.	620,256
5,300	Cummins, Inc.	432,798
11,900	Eaton Corp.	422,450
16,400	Fluor Corp.	763,420
25,000	General Dynamics Corp.	1,422,250
84,000	General Electric Co.	1,280,160
45,700	Hertz Global Holdings, Inc. †	406,730
14,300	KBR, Inc.	337,909
8,200	Owens Corning †	177,776
55,200	Robert Half International, Inc.	1,171,344
23,900	Rockwell Automation, Inc.	1,338,400
32,200	Terex Corp. †	330,372
39,800	Textron, Inc.	702,072
12,300	Timken Co.	403,686
5,000	Tyco International, Ltd.	203,750
		10,013,373
Information Technology — 11.0%
8,700	Accenture PLC, Class A	458,316
18,500	Acme Packet, Inc. †	787,915
134,800	Alcatel-Lucent ADR †	381,484
11,100	Apple, Inc. †	4,231,098
78,600	Atmel Corp. †	634,302
14,000	Baidu, Inc. ADR †	1,496,740
57,000	Broadcom Corp., Class A	1,897,530
33,900	Dell, Inc. †	479,685
14,200	Electronic Arts, Inc. †	290,390
30,100	EMC Corp. †	631,799
2,700	Google, Inc., Class A †	1,388,826
11,900	Intel Corp.	253,827
2,900	International Business Machines Corp.	507,587
14,300	OpenTable, Inc. †	657,943
39,200	QUALCOMM, Inc.	1,906,296
2,000	Salesforce.com, Inc. †	228,560
56,500	Symantec Corp. †	920,950
14,500	Western Digital Corp. †	372,940
66,900	Western Union Co. (The)	1,022,901
		18,549,089
Materials — 2.8%
8,500	Agrium, Inc.	566,610
31,900	Alcoa, Inc.	305,283
4,800	Domtar Corp.	327,216
25,700	Dow Chemical Co. (The)	577,222

Wilshire Variable Insurance Trust
Equity Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Materials (continued)
49,900	Freeport-McMoRan Copper & Gold, Inc.	$1,519,455
22,300	Huntsman Corp.	215,641
24,800	Mosaic Co.	1,214,456
		4,725,883
Telecommunication Services — 0.9%
52,000	AT&T, Inc.	1,483,040

Utilities — 1.6%
20,400	American Water Works Co., Inc.	615,672
28,900	FirstEnergy Corp.	1,297,899
15,600	NiSource, Inc.	333,528
17,300	PPL Corp.	493,742
		2,740,841
Total Common Stock (Cost $95,458,827)		89,265,393

INVESTMENT IN UNDERLYING FUNDS — 46.1%
10,918,930	Wilshire Large Cap Core Plus Fund * (Cost $77,765,793)	77,742,779

SHORT-TERM INVESTMENT — 1.0%
1,721,460	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $1,721,460)	1,721,460

Total Investments — 100.1%
(Cost $174,946,080) ††		168,729,632
Other Assets & Liabilities, Net — (0.1)%		(243,945)
NET ASSETS — 100.0%		$168,485,687

*	Affiliated Fund.
†	Non-income producing security.
(a)	Rate shown is the 7-day effective yield as of September 30, 2011.

ADR — American Depositary Receipt
PLC— Public Limited Company

††	At September 30, 2011, the tax basis cost of the Fund's investments was $174,946,080 , and the unrealized appreciation and depreciation were $1,768,038 and $(7,984,486) respectively.

As of September 30, 2011, all of the Fund’s investments in securities were considered Level 1.

For the period ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Balanced Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS - 100.2%
10,093,652	Wilshire Large Cap Core Plus Fund *	$71,362,117
4,248,535	Wilshire Variable Insurance Trust Income Fund *	53,149,179
1,977,848	Wilshire Variable Insurance Trust International Equity Fund *	20,450,949

Total Investments in Underlying Funds- 100.2%
(Cost $145,593,276)		144,962,245

SHORT-TERM INVESTMENT - 0.0%
32,937	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $32,937)	32,937

Total Investments - 100.2%
(Cost $145,626,213) †		144,995,182

Other Assets & Liabilities, Net - (0.2)%		(279,227)
NET ASSETS - 100.0%		$144,715,955

*	Affiliated Fund.
(a)	Rate shown is 7-day effective yield as of September 30, 2011.

†	At September 30, 2011, the tax basis cost of the Fund’s investments was $145,628,097 and the unrealized appreciation and depreciation were $3,916,135 and $(4,549,050), respectively.

As of September 30, 2011, all of the Fund’s investments in securities were considered Level 1.

For the period ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Income Fund	September 30, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

ASSET-BACKED SECURITIES — 4.9%
Ameriquest Mortgage Securities, Inc.
0.580%(a)	04/25/34	$94,795	$76,505
Amortizing Residential Collateral Trust
0.515%(a)	01/01/32	27,523	17,837
0.735%(a)	10/25/34	167,787	144,717
Bayview Financial Acquisition Trust
0.912%(a)	02/28/44	65,848	58,778
Bear Stearns Asset Backed Securities Trust
0.805%(a)	09/25/34	56,638	49,145
Citigroup Mortgage Loan Trust, Inc.
5.550% (d)	08/25/35	200,000	120,689
DBUBS Mortgage Trust
3.642%	08/10/44	100,000	103,124
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	1,951	2,024
Education Funding Capital Trust I
1.520%(a)	12/15/42	150,000	138,750
2.430%(a)	12/15/42	150,000	134,977
Green Tree Financial Corp.
9.150%	01/15/18	6,245	2,751
Green Tree Home Improvement Loan Trust
7.600%	07/15/20	1,016	1,002
Green Tree Recreational Equipment & Consumer Trust
7.250%	03/15/29	12,669	8,291
Greenpoint Manufactured Housing
2.187%	11/22/31	75,000	62,147
3.099%(a)	03/18/29	125,000	99,957
3.687%(a)	03/13/32	100,000	63,532
3.706%(a)	02/20/32	100,000	65,411
3.731%(a)	02/20/30	50,000	39,983
3.731%(a)	06/19/29	50,000	39,999
JP Morgan Chase Commercial Mortgage Securities Corp.
4.171%	08/15/46	20,000	20,826
Keycorp Student Loan Trust
0.513%(a)	10/25/32	181,004	168,603
Lehman XS Trust
0.495%(a)	02/25/46	219,984	109,691
MSDWCC Heloc Trust
0.425%(a)	07/25/17	15,396	12,823
Northstar Education Finance, Inc.
1.604%(a)	01/29/46	200,000	159,722
1.393%(a)	10/30/45	400,000	243,856
SACO I, Inc.
0.495%(a)	06/25/36	97,856	31,915
0.575%(a)	03/25/36	103,857	34,562
0.795%(a)	09/25/35	21,795	19,232

	Maturity Date	Par	Value

Saxon Asset Securities Trust
0.695%(a)	05/25/35	$96,454	$64,732
Securitized Asset Backed Receivables LLC Trust
0.465%(a)	02/25/37	717,380	234,112
SLM Student Loan Trust
0.777%(a)	09/16/24	300,000	270,356
WaMu Asset-Backed Certificates
0.325%(a)	05/25/47	117,075	114,943
0.405%(a)	05/25/47	1,300,000	892,195
0.525%(a)	05/25/47	1,300,000	407,594

Total Asset-Backed Securities
(Cost $6,157,143)			4,014,781

COLLATERALIZED MORTGAGE OBLIGATIONS — 44.2%
Agency Mortgage-Backed Obligation — 35.2%
FHLMC
4.000%	12/15/38	200,000	211,672
5.000%	08/01/33	381,039	410,871
5.000%	09/01/33	158,829	171,264
5.000%	10/01/33	313,363	337,896
5.000%	09/01/33	298,212	321,560
5.000%	09/01/33	98,265	105,958
5.560%(a)	05/01/37	530,028	563,766
5.566%(a)	01/01/38	368,675	394,697
FHLMC TBA
3.500%	10/15/41	500,000	513,281
5.500%	10/15/37	100,000	108,141
FHLMC Multifamily Structured Pass Through Certificates, IO
1.229%(a)	01/25/20	1,363,450	87,504
1.411%(a)	04/25/20	415,042	31,309
1.684%(a)	08/25/20	456,507	42,366
1.734%(a)	02/25/18	1,956,158	152,580
1.841%(a)	06/25/20	416,617	42,241
FNMA TBA
3.500%	10/01/40	300,000	313,219
3.500%	10/01/40	300,000	308,203
4.000%	10/14/39	2,300,000	2,410,687
4.500%	10/14/34	2,400,000	2,545,875
5.000%	10/01/36	700,000	752,938
5.500%	10/01/34	1,000,000	1,085,156
6.000%	10/01/36	3,700,000	4,058,438
6.500%	10/01/36	1,600,000	1,763,500
FNMA
1.250%	09/28/16	370,000	369,307
4.500%	09/01/41	99,880	106,097
4.500%	04/01/41	293,788	312,073
5.500%	04/01/36	534,681	573,562
5.500%	11/01/36	320,516	349,283
5.500%	09/01/35	1,266,804	1,383,072
5.905%(a)	01/01/37	208,918	225,967
6.000%	12/01/39	776,552	853,527
7.000%	05/01/32	34,964	40,529
9.750%	08/25/19	82,415	96,658
9.750%	11/25/18	296,793	352,060

Wilshire Variable Insurance Trust
Income Fund	September 30, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Agency Mortgage-Backed Obligation (continued)
GNMA
0.601%(a)	12/20/60	$202,384	$199,933
0.681%(a)	03/20/61	198,463	196,971
0.701%(a)	03/20/61	98,191	97,463
4.500%	03/15/40	55,046	59,898
5.000%	08/20/40	1,982,162	2,180,047
5.000%	09/20/40	175,429	192,942
5.000%	11/20/40	258,791	284,627
5.000%	05/15/40	372,819	412,142
5.000%	04/15/40	183,451	202,797
5.500%	05/15/36	76,743	85,043
6.000%	05/15/33	84,591	94,811
6.000%	03/15/37	91,007	101,603
6.000%	03/15/35	641,193	720,862
6.500%	10/20/37	518,942	588,345
GNMA TBA
4.000%	10/01/39	1,200,000	1,283,250
4.500%	10/22/33	300,000	325,922
4.500%	10/15/39	2,500,000	2,709,766
6.000%	10/01/36	100,000	111,516
6.000%	12/01/33	100,000	111,390
			31,354,585

Non-Agency Mortgage-Backed Obligation — 9.0%
American Home Mortgage Assets
0.465%(a)	05/25/46	199,634	31,375
Asset Securitization Corp.
6.821%(a)	02/14/43	100,000	103,019
Banc of America Commercial Mortgage, Inc.
5.620%	02/10/51	10,000	10,488
5.801%(a)	06/10/49	60,000	62,764
5.921%(a)	05/10/45	310,000	339,724
Banc of America Funding Corp.
2.789%(a)	09/20/35	1,282,536	664,408
Banc of America Mortgage Securities, Inc.
2.747%(a)	02/25/34	12,389	9,325
Bear Stearns Adjustable Rate Mortgage Trust
2.762%(a)	02/25/34	45,487	36,319
3.096%(a)	11/25/34	62,461	48,791
Citigroup Mortgage Loan Trust, Inc.
2.800%(a)	09/25/34	59,268	53,911
2.821%(a)	02/25/34	61,197	48,976
Countrywide Alternative Loan Trust
0.441%(a)	03/20/46	71,379	37,394
2.805%(a)	09/25/34	98,071	62,065
First Horizon Asset Securities, Inc.
2.750%(a)	02/25/35	256,931	219,500

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation (continued)
GE Capital Commercial Mortgage Corp.
5.543%	12/10/49	$210,000	$219,793
Greenpoint Mortgage Funding Trust
0.445%(a)	04/25/36	516,322	258,890
Harborview Mortgage Loan Trust
0.380%(a)	01/25/47	723,030	376,947
0.450%(a)	05/19/35	121,115	74,240
Homebanc Mortgage Trust
0.535%(a)	05/25/37	93,573	75,067
Impac CMB Trust
0.775%(a)	05/25/35	100,628	70,941
Indymac INDA Mortgage Loan Trust
5.771%(a)	11/25/37	77,099	58,375
Indymac Index Mortgage Loan Trust
0.355%(a)	07/25/36	272,123	122,746
0.435%(a)	06/25/47	255,067	127,173
0.495%(a)	06/25/35	438,156	266,340
2.649%(a)	03/25/35	98,340	74,004
4.933%(a)	09/25/35	66,034	50,491
LB-UBS Commercial Mortgage Trust
4.954%(b)	09/15/30	320,000	345,778
Luminent Mortgage Trust
0.425%(a)	05/25/46	222,947	102,661
Master Adjustable Rate Mortgages Trust
0.435%(a)	05/25/47	708,891	345,342
1.042%(a)	12/25/46	278,511	70,054
2.614%(a)	02/25/35	244,491	186,140
3.453%(a)	12/25/34	16,539	12,230
Merrill Lynch
5.485%(a)	03/12/51	30,000	30,777
Morgan Stanley Capital I
4.989%	08/13/42	100,000	107,685
5.692%(a)	04/15/49	400,000	414,672
5.809%	12/12/49	100,000	107,376
5.898%(a)	10/15/42	90,000	98,080
Morgan Stanley Mortgage Loan Trust
0.385%(a)	03/25/36	128,021	27,822
0.555%(a)	01/25/35	338,791	260,902
2.492%(a)	07/25/35	153,620	104,298
2.772%(a)	08/25/34	99,371	74,915
2.788%(a)	07/25/34	63,886	53,769
Prime Mortgage Trust
8.000%	07/25/34	146,966	120,668
Residential Asset Securitization Trust
4.750%	02/25/19	296,599	299,262
Sequoia Mortgage Trust
0.431%(a)	07/20/36	271,490	210,731

Wilshire Variable Insurance Trust
Income Fund	September 30, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligation (continued)
Structured Adjustable Rate Mortgage Loan Trust
2.452%(a)	01/25/35	$117,594	$94,795
2.649%(a)	11/25/34	104,025	77,101
WaMu Mortgage Pass-Through Certificates
0.465%(a)	04/25/45	105,165	81,665
0.555%(a)	08/25/45	277,986	212,281
2.491%(a)	10/25/33	275,640	258,495
2.501%(a)	10/25/35	122,545	111,714
2.574%(a)	02/25/33	66,030	58,850
Washington Mutual MSC Mortgage Pass-Through Certificates
2.572%(a)	01/25/35	42,200	37,548
Wells Fargo Mortgage Backed Securities Trust
2.745%(a)	04/25/36	30,515	25,221
			7,433,898

Total Collateralized Mortgage Obligations
(Cost $38,947,743)			38,788,483

CORPORATE BONDS — 28.8%
Consumer Discretionary — 3.2%
Boyd Gaming Corp.
7.125%	02/01/16	10,000	7,350
Cablevision Systems Corp.
7.750%	04/15/18	510,000	515,100
CCO Holdings LLC
6.500%	04/30/21	160,000	151,200
7.000%(c)	01/15/19	30,000	29,025
7.000%	01/15/19	50,000	48,500
TL Acquisitions, Inc.
10.500%(c)	01/15/15	10,000	6,400
Comcast Corp.
6.500%	01/15/15	535,000	609,750
Cricket Communications, Inc.
7.750%	05/15/16	80,000	80,300
CSC Holdings LLC
8.625%	02/15/19	10,000	10,975
Daimler Finance North America LLC
6.500%	11/15/13	30,000	32,937
7.300%	01/15/12	95,000	96,646
DISH DBS Corp.
6.750%(c)	06/01/21	20,000	19,100
7.000%	10/01/13	20,000	20,750
7.750%	05/31/15	40,000	41,000
7.875%	09/01/19	45,000	45,900
Inn of the Mountain Gods Resort & Casino
8.750%(b) (c)	11/30/20	3,000	2,880

	Maturity Date	Par	Value

Consumer Discretionary (continued)
McDonald's Corp. MTN
5.350%	03/01/18	$40,000	$47,771
MGM Resorts International
7.625%	01/15/17	20,000	17,150
10.375%	05/15/14	5,000	5,456
11.125%	11/15/17	20,000	21,950
Mohegan Tribal Gaming Authority
8.000%	04/01/12	5,000	3,300
News America, Inc.
6.650%	11/15/37	10,000	10,992
Reed Elsevier Capital, Inc.
8.625%	01/15/19	120,000	153,179
Service Corp. International
7.500%	04/01/27	30,000	27,975
Time Warner Cable, Inc.
4.000%	09/01/21	80,000	78,233
5.500%	09/01/41	10,000	9,884
5.875%	11/15/40	140,000	143,451
6.750%	06/15/39	50,000	57,186
7.300%	07/01/38	60,000	72,992
8.250%	04/01/19	180,000	225,401
8.750%	02/14/19	20,000	25,630
			2,618,363
Consumer Staples — 1.3%
Altria Group, Inc.
4.750%	05/05/21	110,000	113,781
9.250%	08/06/19	140,000	183,512
CVS Caremark Corp.
6.600%	03/15/19	180,000	218,946
Kraft Foods, Inc.
5.375%	02/10/20	260,000	294,247
PepsiCo, Inc.
7.900%	11/01/18	41,000	54,632
Reynolds American, Inc.
6.750%	06/15/17	70,000	80,681
Reynolds Group Issuer, Inc.
6.875%(c)	02/15/21	170,000	153,000
			1,098,799
Energy — 4.4%
Anadarko Petroleum Corp.
6.375%	09/15/17	20,000	22,436
8.700%	03/15/19	10,000	12,611
Apache Corp.
6.000%	09/15/13	140,000	153,177
Arch Coal, Inc.
7.000%(c)	06/15/19	50,000	47,500
Baker Hughes, Inc.
7.500%	11/15/18	160,000	210,255
Chesapeake Energy Corp.
6.875%	11/15/20	90,000	94,050

Wilshire Variable Insurance Trust
Income Fund	September 30, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Energy (continued)
Complete Production Services, Inc.
8.000%	12/15/16	$75,000	$75,000
Concho Resources, Inc.
6.500%	01/15/22	54,000	53,190
ConocoPhillips
4.750%	10/15/12	60,000	62,357
5.900%	05/15/38	120,000	147,621
Consol Energy, Inc.
6.375%(c)	03/01/21	60,000	57,900
8.000%	04/01/17	30,000	31,350
Devon Energy Corp.
5.600%	07/15/41	160,000	184,448
Energy Transfer Partners LP
6.700%	07/01/18	130,000	145,510
Enterprise Products Operating LLC
4.050%	02/15/22	80,000	80,146
5.700%	02/15/42	130,000	136,786
6.500%	01/31/19	200,000	235,495
Hess Corp.
7.300%	08/15/31	57,000	72,875
7.875%	10/01/29	60,000	80,742
8.125%	02/15/19	80,000	103,113
Kerr-McGee Corp.
6.950%	07/01/24	70,000	81,815
7.875%	09/15/31	135,000	166,012
Key Energy Services, Inc.
6.750%	03/01/21	70,000	67,375
Kinder Morgan Energy Partners LP
5.000%	12/15/13	25,000	26,795
5.850%	09/15/12	10,000	10,406
6.000%	02/01/17	120,000	135,890
7.125%	03/15/12	5,000	5,128
Occidental Petroleum Corp.
3.125%	02/15/22	110,000	109,969
Peabody Energy Corp.
6.500%	09/15/20	80,000	84,100
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	222,008
QEP Resources, Inc.
6.875%	03/01/21	90,000	94,050
Regency Energy Partners
6.500%	07/15/21	75,000	75,375
Tennessee Gas Pipeline Co.
7.625%	04/01/37	90,000	113,856
Williams Cos., Inc.
7.500%	01/15/31	269,000	314,698
7.750%	06/15/31	40,000	48,020
Williams Partners
5.250%	03/15/20	40,000	43,024
			3,605,083

	Maturity Date	Par	Value

Financials — 10.7%
Ally Financial, Inc.
8.300%	02/12/15	$190,000	$187,862
American Express Co.
6.800%(a)	09/01/66	105,000	101,719
American Express Credit Corp. MTN
5.125%	08/25/14	180,000	194,823
5.875%	05/02/13	70,000	74,235
American International Group, Inc.
5.850%	01/16/18	40,000	39,628
6.250%	03/15/37	100,000	69,250
6.400%	12/15/20	510,000	519,583
Anadarko Finance Co.
7.500%	05/01/31	100,000	118,422
BAC Capital Trust XIV
5.630%(a)	03/15/12	10,000	5,500
Bank of America Corp.
5.000%	05/13/21	140,000	124,902
7.625%	06/01/19	210,000	220,588
Berkshire Hathaway, Inc.
3.200%	02/11/15	60,000	63,082
Boeing Capital Corp.
4.700%	10/27/19	70,000	79,440
Caterpillar Financial Services Corp. MTN
6.200%	09/30/13	160,000	175,741
Citigroup, Inc.
5.000%	09/15/14	255,000	250,094
5.500%	10/15/14	30,000	31,168
6.000%	12/13/13	250,000	262,592
6.010%	01/15/15	100,000	106,278
6.875%	03/05/38	200,000	217,145
Countrywide Financial Corp.
6.250%	05/15/16	50,000	44,127
FIA Card Services
7.125%	11/15/12	510,000	518,696
Ford Motor Credit Co. LLC
5.000%	05/15/18	200,000	193,183
8.125%	01/15/20	100,000	113,445
General Electric Capital Corp. MTN
5.300%	02/11/21	170,000	176,358
5.625%	05/01/18	210,000	229,887
6.375%(a)	11/15/67	320,000	300,800
6.875%	01/10/39	370,000	424,664
Goldman Sachs Capital II
5.793%(a)	12/29/49	20,000	12,400
Goldman Sachs Group, Inc. MTN
3.625%	08/01/12	30,000	30,415
4.750%	07/15/13	10,000	10,291
5.250%	10/15/13	40,000	41,562
5.300%	02/14/12	10,000	10,124
5.375%	03/15/20	250,000	248,269
5.450%	11/01/12	50,000	51,542

Wilshire Variable Insurance Trust
Income Fund	September 30, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Financials (continued)
6.000%	06/15/20	$10,000	$10,287
6.250%	02/01/41	220,000	213,932
6.600%	01/15/12	220,000	223,161
HSBC Finance Corp.
6.375%	11/27/12	40,000	41,458
6.676%(c)	01/15/21	10,000	9,828
JPMorgan Chase & Co.
4.250%	10/15/20	110,000	110,261
4.400%	07/22/20	90,000	91,056
5.125%	09/15/14	545,000	573,965
5.150%	10/01/15	200,000	211,057
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(e)	11/29/49	200,000	20
Lehman Brothers Holdings, Inc. MTN
6.500%(e)	07/19/17	160,000	240
6.750%(e)	12/28/17	340,000	170
MetLife, Inc.
4.750%	02/08/21	80,000	83,254
5.875%	02/06/41	160,000	176,665
6.400%	12/15/36	40,000	35,456
Morgan Stanley MTN
0.700%(a)	10/18/16	40,000	31,141
5.625%	01/09/12	200,000	201,770
5.750%	08/31/12	70,000	72,313
6.625%	04/01/18	100,000	99,206
Private Export Funding Corp.
2.125%	07/15/16	260,000	268,360
SLM Corp. MTN
5.000%	04/15/15	10,000	9,326
5.050%	11/14/14	30,000	28,948
5.625%	08/01/33	25,000	19,907
SunTrust Preferred Capital I
5.853%(a)	12/15/11	11,000	8,305
Wachovia Capital Trust III
5.570%(a)	12/31/49	380,000	311,600
Wachovia Corp.
5.625%	10/15/16	590,000	637,786
Wells Fargo & Co.
3.676% (d)	06/15/16	50,000	52,031
5.000%	11/15/14	5,000	5,251
Wells Fargo Capital X
5.950%	12/15/36	100,000	97,444
			8,872,013
Health Care — 2.9%
Abbott Laboratories
5.125%	04/01/19	170,000	200,457
Fresenius Medical Care US Finance, Inc.
6.875%	07/15/17	145,000	149,350
GlaxoSmithKline Capital, Inc.
5.650%	05/15/18	170,000	205,573

	Maturity Date	Par	Value

Health Care (continued)
HCA, Inc.
6.250%	02/15/13	$14,000	$14,192
6.500%	02/15/20	90,000	87,975
7.500%	11/15/95	20,000	15,000
7.690%	06/15/25	30,000	27,000
Humana, Inc.
7.200%	06/15/18	100,000	118,443
Medtronic, Inc.
4.450%	03/15/20	60,000	67,939
Tenet Healthcare Corp.
8.875%	07/01/19	760,000	803,700
9.250%	02/01/15	71,000	71,000
10.000%	05/01/18	60,000	64,950
Thermo Fisher Scientific, Inc.
3.600%	08/15/21	40,000	41,522
UnitedHealth Group, Inc.
3.875%	10/15/20	30,000	31,678
5.700%	10/15/40	60,000	68,513
6.000%	02/15/18	10,000	11,866
WellPoint, Inc.
3.700%	08/15/21	150,000	150,869
5.875%	06/15/17	20,000	22,878
Wyeth
5.950%	04/01/37	160,000	203,851
			2,356,756
Industrials — 1.1%
Boeing Co.
4.875%	02/15/20	40,000	45,642
6.000%	03/15/19	60,000	72,874
Caterpillar, Inc.
3.900%	05/27/21	90,000	97,066
Delta Air Lines, Inc.
6.821%	08/10/22	257,156	259,084
RailAmerica, Inc.
9.250%	07/01/17	96,000	103,920
United Parcel Service, Inc.
4.500%	01/15/13	260,000	273,077
Waste Management, Inc.
7.375%	05/15/29	20,000	25,381
			877,044
Materials — 0.7%
Barrick North America Finance LLC
4.400%	05/30/21	150,000	153,815
CF Industries, Inc.
7.125%	05/01/20	10,000	11,388
Freeport-McMoRan Copper & Gold, Inc.
8.375%	04/01/17	275,000	294,938
PPG Industries, Inc.
5.750%	03/15/13	30,000	31,944
6.650%	03/15/18	30,000	36,910

Wilshire Variable Insurance Trust
Income Fund	September 30, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Materials (continued)
Steel Dynamics, Inc.
6.750%	04/01/15	$60,000	$58,950
7.375%	11/01/12	5,000	5,112
7.625%	03/15/20	10,000	9,988
7.750%	04/15/16	10,000	9,850
			612,895
Telecommunication Services — 1.4%
AT&T, Inc.
3.875%	08/15/21	40,000	41,146
5.100%	09/15/14	80,000	87,856
5.550%	08/15/41	70,000	75,363
6.550%	02/15/39	20,000	23,686
Bellsouth Capital Funding Corp.
7.875%	02/15/30	130,000	174,551
BellSouth Corp.
4.750%	11/15/12	10,000	10,390
New Cingular Wireless Services, Inc.
8.125%	05/01/12	45,000	46,816
Qwest Communications International, Inc.
7.500%	02/15/14	28,000	28,000
Qwest Corp.
6.875%	09/15/33	20,000	18,900
Sprint Capital Corp.
6.900%	05/01/19	230,000	197,800
8.750%	03/15/32	25,000	21,719
Verizon Communications, Inc.
4.600%	04/01/21	10,000	11,053
5.500%	02/15/18	130,000	150,745
6.000%	04/01/41	90,000	109,392
6.100%	04/15/18	165,000	196,757
			1,194,174
Utilities — 3.1%
AES Corp. (The)
8.000%	06/01/20	240,000	240,000
Dominion Resources, Inc.
5.700%	09/17/12	210,000	219,197
Duke Energy Carolinas LLC
5.625%	11/30/12	300,000	314,778
Energy Future Intermediate Holding Co. LLC
10.000%	12/01/20	352,000	343,200
Exelon Corp.
5.625%	06/15/35	160,000	166,957
FirstEnergy Corp.
6.450%	11/15/11	7,000	7,038
7.375%	11/15/31	260,000	320,669
Pacific Gas & Electric Co.
5.800%	03/01/37	10,000	11,621
6.050%	03/01/34	80,000	95,482
8.250%	10/15/18	20,000	26,641

	Maturity Date	Par	Value

Utilities (continued)
Southern Natural Gas Co.
5.900%(c)	04/01/17	$30,000	$33,650
8.000%	03/01/32	75,000	96,722
Tennessee Valley Authority
3.875%	02/15/21	490,000	551,663
5.250%	09/15/39	100,000	128,087
			2,555,705
Total Corporate Bonds
(Cost $23,204,187)			23,790,832

FOREIGN BONDS (f) — 10.0%
Australia — 1.2%
BHP Billiton Finance USA, Ltd.
6.500%	04/01/19	190,000	233,476
Rio Tinto Finance USA, Ltd.
9.000%	05/01/19	400,000	538,307
6.500%	07/15/18	120,000	143,988
3.750%	09/20/21	30,000	29,881
			945,652
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/20	160,000	186,414

Brazil — 0.1%
Petrobras International Finance Co.
3.875%	01/27/16	50,000	49,600

Canada — 3.5%
Hydro Quebec
2.000%	06/30/16	820,000	836,855
Province of New Brunswick Canada
2.750%	06/15/18	400,000	418,268
Province of Ontario Canada
4.000%	10/07/19	760,000	848,035
3.000%	07/16/18	420,000	439,772
1.600%	09/21/16	120,000	119,726
Province of Quebec Canada
2.750%	08/25/21	310,000	307,129
Rogers Communications, Inc.
6.750%	03/15/15	10,000	11,698
6.375%	03/01/14	10,000	11,100
Teck Resources, Ltd.
10.250%	05/15/16	6,000	7,053
9.750%	05/15/14	4,000	4,741
			3,004,377

Wilshire Variable Insurance Trust
Income Fund	September 30, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Cayman Islands — 0.7%
MUFG Capital Finance 1, Ltd.
6.346%(a)	07/25/49	$100,000	$101,003
Petrobras International Finance Co.
6.125%	10/06/16	90,000	97,650
5.750%	01/20/20	10,000	10,380
5.375%	01/27/21	230,000	232,530
Vale Overseas, Ltd.
6.875%	11/21/36	185,000	199,541
			641,104
France — 0.1%
Cie Generale de Geophysique-Veritas
7.750%	05/15/17	70,000	68,950

India — 0.1%
Novelis, Inc.
8.750%	12/15/20	60,000	58,800

Luxembourg — 0.1%
Intelsat Jackson Holdings SA
9.500%	06/15/16	15,000	15,206
7.250%(c)	04/01/19	30,000	27,825
Tyco International Finance SA
6.000%	11/15/13	90,000	98,534
			141,565
Mexico — 0.3%
America Movil SAB de CV
5.625%	11/15/17	80,000	88,822
5.000%	03/30/20	100,000	105,600
Kansas City Southern de Mexico SA de CV
12.500%	04/01/16	36,000	41,310
			235,732
Netherlands — 0.5%
Deutsche Telekom International Finance BV
5.750%	03/23/16	195,000	214,705
ING Capital Funding Trust III
3.969%(a)	12/29/49	10,000	7,479
Shell International Finance BV
4.375%	03/25/20	180,000	202,145
			424,329
Norway — 0.2%
Eksportfinans ASA
2.375%	05/25/16	160,000	165,391

	Maturity Date	Par	Value

Russia — 0.5%
Russia Federation
7.500%	03/31/30	$341,675	$383,933

Spain — 0.4%
BBVA US Senior SAU
3.250%	05/16/14	200,000	187,427
Telefonica Emisiones SAU
5.877%	07/15/19	120,000	117,783
			305,210
Switzerland — 0.6%
UBS AG MTN
3.875%	01/15/15	260,000	258,905
2.250%	01/28/14	250,000	243,616
			502,521
United Kingdom — 1.5%
BP Capital Markets PLC
5.250%	11/07/13	200,000	215,347
3.875%	03/10/15	90,000	95,419
Diageo Capital PLC
4.828%	07/15/20	310,000	346,882
Lloyds TSB Bank PLC
6.375%	01/21/21	160,000	157,748
Royal Bank of Scotland Group PLC MTN
7.648%(a)	08/31/49	20,000	13,000
6.400%	10/21/19	180,000	172,073
5.050%	01/08/15	60,000	55,744
5.000%	10/01/14	30,000	27,935
3.950%	09/21/15	60,000	56,428
0.000%	09/29/17	100,000	48,000
			1,188,576
Total Foreign Bonds
(Cost $8,024,945)			8,302,154

MUNICIPAL BONDS — 1.6%
Birmingham Commercial Development Authority, Ser A, RB
5.500%	04/01/41	10,000	10,717
City of Chicago Illinois, Ser A, RB
5.625%	01/01/35	10,000	11,017
City of Chicago Illinois, Ser C, RB
5.500%	01/01/31	30,000	32,791
County of Clark Nevada, Ser A, RB
5.250%	07/01/39	20,000	20,674

Wilshire Variable Insurance Trust
Income Fund	September 30, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Los Angeles Department of Airports, Ser A, RB
5.250%	05/15/39	$20,000	$21,626
5.000%	05/15/35	10,000	10,617
Los Angeles Department of Water & Power, RB
6.574%	07/01/45	70,000	90,860
Metropolitan Atlanta Rapid Transit Authority, RB
5.000%	07/01/39	20,000	20,739
Municipal Electric Authority of Georgia, RB
6.655%	04/01/57	40,000	42,250
6.637%	04/01/57	60,000	64,111
New York Liberty Development Corp., RB
5.250%	10/01/35	30,000	30,535
North Carolina State Education Assistance Authority, RB(a)
1.174%	07/25/41	93,040	90,298
Northstar Education Finance, Inc., RB(a)
1.604%	01/29/46	200,000	161,850
San Francisco City & County Public Utilities Commission, Ser B, RB
5.000%	11/01/39	20,000	21,155
Santa Clara Valley Transportation Authority, RB
5.876%	04/01/32	90,000	107,602
State of California, Build America Bonds, GO
7.300%	10/01/39	100,000	118,912
State of Illinois, GO
5.877%	03/01/19	110,000	117,406
5.665%	03/01/18	110,000	118,406
Student Loan Funding Corp., Ser A-6, AMT, RB(a)
0.298%	09/01/47	250,000	228,887
Total Municipal Bonds
(Cost $1,236,771)			1,320,453

Shares
PREFERRED STOCK — 0.0%
1,125	Citigroup Capital XII, 8.500% (a).	28,237
500	Federal National Mortgage Association, Ser O, 0.000%.	1,365

Total Preferred Stock
(Cost $54,725)		29,602

	Maturity Date	Par	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.3%
FHLMC
2.000%	08/25/16	$1,310,000	$1,356,227
FHLMC STRIPs
9.192%	03/15/31	1,170,000	582,740
FICO STRIPs, PO
0.000%	03/07/19	370,000	320,408
FNMA
5.500%	08/01/38	187,293	206,180
5.500%	07/01/41	726,636	790,603
6.625%	11/15/30	490,000	728,248
7.568%	10/09/19	920,000	699,522
FNMA, Ser 2011-59, Cl NZ
5.500%	07/25/41	202,763	245,465
GNMA
4.500%	03/20/41	292,175	317,201

Total U.S. Government & Agency Obligations (Cost $4,775,205)			5,246,594

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bond
4.375%	05/15/41	440,000	568,427
3.750%	08/15/41	190,000	221,202
U.S. Treasury Bonds
4.375%	05/15/40	5,000	6,436
4.375%	11/15/39	980,000	1,259,912
3.500%	02/15/39	390,000	433,631
U.S. Treasury Inflationary Protection Security (h)
0.625%	07/15/21	420,000	439,423
U.S. Treasury Note
2.125%	08/15/21	850,000	865,011
1.375%	09/30/18	1,370,000	1,363,364
1.000%	09/30/16	70,000	70,104
0.500%	05/31/13	10,000	10,042
0.125%	08/31/13	20,000	19,951

Total U.S. Treasury Obligations (Cost $4,872,353)			5,257,503

Shares
ESCROW SECURITY — 0.0%
10,000	CB Premiere Escrow Security (b) (g) (Cost $—)	—

Total Investments- 102.2%
(Cost $89,536,768)†	86,750,402
Other Assets & Liabilities, Net - (2.2)%	(4,043,739)
NET ASSETS - 100.0%	$82,706,663

Wilshire Variable Insurance Trust
Income Fund	September 30, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value
TBA SALES COMMITMENTS — (2.7)%
COLLATERALIZED MORTAGE OBLIGATIONS — (2.7)%
FNMA TBA
5.500%	07/01/37	(600,000)	$(651,094)
5.000%	07/15/38	(700,000)	(752,937)
4.500%	07/01/37	(500,000)	(530,391)
GNMA TBA
4.500%	07/15/39	(300,000)	(325,923)

Total TBA Sales Commitments
(Proceeds $2,263,695)			$(2,260,345)

(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of September 30, 2011. The date reported on the Schedule of Investments is the next reset date.
(b)	Securities considered illiquid. The total value of such securities as of September 30, 2011 was $348,658 and represented 0.4% of Net Assets.
(c)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified Institutional buyers." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(d)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2011. The coupon on a step bond changes on a specified date.
(e)	Security in default on interest payments.
(f)	Foreign security denominated in U.S. currency.
(g)	Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2011, the total market value of this security was $0 and represented 0.0% of Net Assets.
(h)	Inflation protected security. Principal amount periodically adjusted for inflation.
†	At September 30, 2011, the tax basis cost of the Fund's investments was $89,536,768 , and the unrealized appreciation and depreciation were $3,760,135 and $(6,546,501), respectively.

AMT— Alternative Minimum Tax
Cl — Class
CMB — Commercial Mortgage-Backed Securities
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
Ser — Series
STRIPs — Separately Traded Registered Interest and Principal Security
TBA — To Be Announced

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:
Investments in Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$4,014,781	$—		$4,014,781
Collateralized Mortgage Obligations	—	38,788,483	—		38,788,483
Corporate Bonds	—	23,790,832	—		23,790,832
Foreign Bonds	—	8,302,154	—		8,302,154
Municipal Bonds	—	1,320,453	—		1,320,453
Preferred Stock	—	29,602	—		29,602
U.S. Government & Agency Obligations	—	5,246,594	—		5,246,594
U.S. Treasury Obligations	—	5,257,503	—		5,257,503
Escrow Security	—	—	—	^	—
Total Investments in Securities	$—	$86,750,402	$—		$86,750,402

TBA Sales Commitments	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$(2,260,344)	$—	$(2,260,344)

^
This security was categorized as Level 3 and had a market value of $0 at September 30, 2011 and the value has remained zero throughout the period ended September 30, 2011.  There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended September 30, 2011.

For the period ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Small Cap Growth Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.4%
Consumer Discretionary — 16.3%
6,698	AFC Enterprises, Inc. †	$79,237
1,419	American Public Education, Inc. †	48,246
7,347	America's Car-Mart, Inc. †	213,210
8,531	Ameristar Casinos, Inc.	136,923
2,721	ANN, Inc. †	62,147
1,146	Arbitron, Inc.	37,910
2,700	Ascena Retail Group, Inc. †	73,089
2,544	Belo Corp., Class A	12,440
9,653	BJ's Restaurants, Inc. †	425,794
12,629	Bravo Brio Restaurant Group, Inc. †	210,147
799	Bridgepoint Education, Inc. †	13,934
2,632	Buckle, Inc. (The)	101,227
644	Carter's, Inc. †	19,668
3,039	Cato Corp. (The), Class A	68,560
223	CEC Entertainment, Inc.	6,349
1,025	Cheesecake Factory, Inc. (The) †	25,266
2,007	Cherokee, Inc.	25,790
1,477	Coinstar, Inc. †	59,080
1,503	CROCS, Inc. †	35,576
1,444	Cumulus Media, Inc., Class A †	4,101
1,489	Dana Holding Corp. †	15,635
1,956	DineEquity, Inc. †	75,287
4,147	Domino's Pizza, Inc. †	113,006
1,456	Dorman Products, Inc. †	48,164
1,023	Express, Inc.	20,757
21,702	Finish Line, Inc. (The), Class A	433,823
3,000	Global Sources, Ltd. †	20,310
7,128	Group 1 Automotive, Inc.	253,400
1,747	Hibbett Sports, Inc. †	59,206
104	Interval Leisure Group, Inc. †	1,385
784	JOS A Bank Clothiers, Inc. †	36,558
609	Kenneth Cole Productions, Inc., Class A †	6,535
2,424	Knology, Inc. †	31,464
3,400	Krispy Kreme Doughnuts, Inc. †	23,188
319	Life Time Fitness, Inc. †	11,755
8,391	Lions Gate Entertainment Corp. †	57,898
189	Monro Muffler Brake, Inc.	6,231
1,094	National CineMedia, Inc.	15,874
405	New York & Co., Inc. †	1,292
608	Nexstar Broadcasting Group, Inc., Class A †	4,019
1,104	Nutrisystem, Inc.	13,369
6,615	Oxford Industries, Inc.	226,894
2,026	Panera Bread Co., Class A †	210,582
303	Papa John's International, Inc. †	9,211
38,269	Pier 1 Imports, Inc. †	374,271
917	Pinnacle Entertainment, Inc. †	8,326
306	Pool Corp.	8,011
158	Rue21, Inc. †	3,585
10,878	Shoe Carnival, Inc. †	256,721
853	Sinclair Broadcast Group, Inc., Class A	6,116
312	Six Flags Entertainment Corp.	8,649
177	Sonic Corp. †	1,251
3,896	Sotheby's	107,413
12,972	Steven Madden, Ltd. †	390,457
2,117	Sturm Ruger & Co., Inc.	55,000
592	True Religion Apparel, Inc. †	15,960
354	Value Line, Inc.	4,067
68	Vera Bradley, Inc. †	2,451
166	Vitamin Shoppe, Inc. †	6,215
545	Winmark Corp.	25,190
564	Winnebago Industries, Inc. †	3,903
18,351	Wolverine World Wide, Inc.	610,171

Shares		Value
Consumer Discretionary (continued)
1,296	Zumiez, Inc. †	$22,693
		5,264,987
Consumer Staples — 4.5%
4,311	B&G Foods, Inc., Class A	71,907
197	Boston Beer Co., Inc., Class A †	14,322
88	Cal-Maine Foods, Inc.	2,766
1,992	Casey's General Stores, Inc.	86,951
1,069	Elizabeth Arden, Inc. †	30,402
430	Hain Celestial Group, Inc. (The) †	13,137
12,096	Heckmann Corp. †	63,988
1,094	Lancaster Colony Corp.	66,745
87	Limoneira Co.	1,242
1,488	Nu Skin Enterprises, Inc., Class A	60,294
77	Oil-Dri Corp. of America	1,430
615	Omega Protein Corp. †	5,584
408	Pantry, Inc. (The) †	4,949
7,129	Smart Balance, Inc. †	42,061
3,393	Tootsie Roll Industries, Inc.	81,839
13,984	TreeHouse Foods, Inc. †	864,771
3,395	Vector Group, Ltd.	58,334
		1,470,722
Energy — 8.0%
2,141	Alon USA Energy, Inc.	13,124
2,006	Amyris, Inc. †	40,601
421	Apco Oil and Gas International, Inc.	31,331
28,918	Approach Resources, Inc. †	491,317
1,452	Basic Energy Services, Inc. †	20,561
1,835	Berry Petroleum Co., Class A	64,922
952	Bill Barrett Corp. †	34,501
769	Carrizo Oil & Gas, Inc. †	16,572
856	Clayton Williams Energy, Inc. †	36,645
4,286	Complete Production Services, Inc. †	80,791
1,128	Contango Oil & Gas Co. †	61,713
6,819	CVR Energy, Inc. †	144,154
6,333	Dawson Geophysical Co. †	149,332
884	Energy XXI Bermuda, Ltd. †	18,962
4,269	Evolution Petroleum Corp. †	30,139
805	Global Geophysical Services, Inc. †	6,416
451	Golar LNG, Ltd.	14,333
713	Goodrich Petroleum Corp. †	8,428
1,088	Gulfmark Offshore, Inc., Class A †	39,538
113	Gulfport Energy Corp. †	2,732
368	Houston American Energy Corp.	5,064
3,094	Key Energy Services, Inc. †	29,362
3,934	Lufkin Industries, Inc.	209,328
1,414	Newpark Resources, Inc. †	8,611
2,262	Oasis Petroleum, Inc. †	50,510
558	OYO Geospace Corp. †	31,410
381	Panhandle Oil and Gas, Inc., Class A	10,809
1,030	Resolute Energy Corp. †	11,701
3,408	Rex Energy Corp. †	43,111
14,027	Rosetta Resources, Inc. †	480,004
10,751	Superior Energy Services, Inc. †	282,106
1,538	Vaalco Energy, Inc. †	7,475
8,077	Western Refining, Inc. †	100,639
		2,576,242
Financials — 9.9%
2,079	Acadia Realty Trust	38,877
590	Associated Estates Realty Corp.	9,121
1,025	Bank of the Ozarks, Inc.	21,453
2,256	BGC Partners, Inc., Class A	13,604
1,056	Credit Acceptance Corp. †	67,827
2,822	DFC Global Corp. †	61,661
295	Diamond Hill Investment Group, Inc.	20,470
176	Encore Capital Group, Inc. †	3,846

Wilshire Variable Insurance Trust
Small Cap Growth Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
6,248	Extra Space Storage, Inc.	$116,400
1,743	Ezcorp, Inc., Class A †	49,745
639	Financial Engines, Inc. †	11,572
19,996	Home Bancshares, Inc.	424,315
96	Home Properties, Inc.	5,449
1,715	Investors Bancorp, Inc. †	21,660
13,269	MarketAxess Holdings, Inc.	345,259
1,435	National Health Investors, Inc.	60,457
15,913	Newcastle Investment Corp.	64,766
15,534	Prosperity Bancshares, Inc.	507,651
159	PS Business Parks, Inc.	7,877
12,108	Signature Bank †	577,915
4,213	SVB Financial Group †	155,881
3,142	Tanger Factory Outlet Centers	81,724
375	Tejon Ranch Co. †	8,951
14,729	Texas Capital Bancshares, Inc. †	336,558
15,770	Washington Banking Co.	153,442
877	World Acceptance Corp. †	49,068
		3,215,549
Health Care — 20.9%
3,123	Acorda Therapeutics, Inc. †	62,335
1,356	Acura Pharmaceuticals, Inc. †	4,610
222	Air Methods Corp. †	14,135
8,216	Akorn, Inc. †	64,167
3,592	Alkermes PLC †	54,814
2,480	Array Biopharma, Inc. †	4,861
270	Arthrocare Corp. †	7,768
1,836	athenahealth, Inc. †	109,334
1,811	AVEO Pharmaceuticals, Inc. †	27,871
250	Biospecifics Technologies Corp. †	4,035
1,481	Biotime, Inc. †	6,531
855	CardioNet, Inc. †	2,565
9,217	Catalyst Health Solutions, Inc. †	531,729
8,242	Centene Corp. †	236,298
1,488	Cepheid, Inc. †	57,779
382	Chemed Corp.	20,995
7,761	Computer Programs & Systems, Inc.	513,390
3,286	Corcept Therapeutics, Inc. †	10,187
8,314	Corvel Corp. †	353,345
3,639	Cubist Pharmaceuticals, Inc. †	128,529
10,029	Depomed, Inc. †	54,157
1,455	Emergent Biosolutions, Inc. †	22,451
946	Ensign Group, Inc. (The)	21,862
7,063	Exelixis, Inc. †	38,564
350	Forest Labs, Inc. † (a)	—
875	Genomic Health, Inc. †	19,233
5,805	Halozyme Therapeutics, Inc. †	35,643
226	Hanger Orthopedic Group, Inc. †	4,269
1,567	Healthspring, Inc. †	57,133
22,600	HMS Holdings Corp. †	551,214
365	Immunogen, Inc. †	4,000
13,853	Impax Laboratories, Inc. †	247,830
4,619	Incyte Corp., Ltd. †	64,527
2,587	Infinity Pharmaceuticals, Inc. †	18,238
3,385	InterMune, Inc. †	68,377
337	Invacare Corp.	7,764
13,657	IPC The Hospitalist Co., Inc. †	487,418
4,963	Ironwood Pharmaceuticals, Inc., Class A †	53,600
1,326	Jazz Pharmaceuticals, Inc. †	55,055
1,428	Kensey Nash Corp. †	34,986
4,232	Keryx Biopharmaceuticals, Inc. †	12,696
620	Landauer, Inc.	30,715
62	Luminex Corp. †	1,375
700	MannKind Corp. †	2,653
1,743	Masimo Corp.	37,736
5,315	Medicines Co. (The) †	79,087

Shares		Value
Health Care (continued)
1,041	Medidata Solutions, Inc. †	$17,114
1,754	Medivation, Inc. †	29,783
1,418	Merge Healthcare, Inc. †	8,636
1,250	Meridian Bioscience, Inc.	19,675
1,142	Metropolitan Health Networks, Inc. †	5,185
3,312	Micromet, Inc. †	15,898
6,677	Momenta Pharmaceuticals, Inc. †	76,786
355	MWI Veterinary Supply, Inc. †	24,431
918	Neurocrine Biosciences, Inc. †	5,490
1,698	Novavax, Inc. †	2,734
989	NxStage Medical, Inc. †	20,631
163	Nymox Pharmaceutical Corp. †	1,333
439	Onyx Pharmaceuticals, Inc. †	13,174
3,877	Opko Health, Inc. †	16,787
3,320	Osiris Therapeutics, Inc. †	16,998
866	Owens & Minor, Inc.	24,664
5,241	PDL BioPharma, Inc.	29,088
3,206	Pharmacyclics, Inc. †	37,927
1,120	Progenics Pharmaceuticals, Inc. †	6,429
1,816	PSS World Medical, Inc. †	35,757
5,553	Quality Systems, Inc.	538,641
1,769	Questcor Pharmaceuticals, Inc. †	48,223
1,853	Salix Pharmaceuticals, Ltd. †	54,849
5,062	Seattle Genetics, Inc. †	96,482
1,679	Select Medical Holdings Corp. †	11,199
392	Skilled Healthcare Group, Inc., Class A †	1,415
842	SonoSite, Inc. †	25,546
9,135	Spectrum Pharmaceuticals, Inc. †	69,700
1,765	STERIS Corp.	51,662
17,197	SXC Health Solutions Corp. †	957,873
5,595	Synergetics USA, Inc. †	30,157
2,606	Targacept, Inc. †	39,090
2,986	Team Health Holdings, Inc. †	49,030
2,773	Theravance, Inc. †	55,848
112	Transcend Services, Inc. †	2,524
7,085	Vanda Pharmaceuticals, Inc. †	35,071
1,261	Vivus, Inc. †	10,176
362	Volcano Corp. †	10,726
728	WellCare Health Plans, Inc. †	27,649
105	Zoll Medical Corp. †	3,963
		6,754,205
Industrials — 14.3%
1,185	3D Systems Corp. †	16,578
20,851	Acacia Research-Acacia Technologies †	750,428
2,811	Actuant Corp., Class A	55,517
1,525	Acuity Brands, Inc.	54,961
3,259	Advisory Board Co. (The) †	210,303
432	Alaska Air Group, Inc. †	24,317
2,172	Allegiant Travel Co., Class A †	102,367
530	American Science & Engineering, Inc.	32,357
1,322	Applied Industrial Technologies, Inc.	35,905
1	Astronics Corp., Class B †	14
186	Astronics Corp. †	5,254
1,394	AT Cross Co., Class A †	15,724
33	AZZ, Inc.	1,279
12,921	BE Aerospace, Inc. †	427,814
1,006	Belden, Inc.	25,945
2,320	Blount International, Inc. †	30,995
870	Brink's Co. (The)	20,280
5,796	Casella Waste Systems, Inc., Class A †	30,487
4,568	Chart Industries, Inc. †	192,633
1,817	CLARCOR, Inc.	75,187
2,344	Clean Harbors, Inc. †	120,247
1,628	Coleman Cable, Inc. †	13,773
1,931	Corporate Executive Board Co. (The)	57,544
7,190	Deluxe Corp.	133,734

Wilshire Variable Insurance Trust
Small Cap Growth Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
2,266	DXP Enterprises, Inc. †	$42,669
1,180	Flow International Corp. †	2,608
331	GeoEye, Inc. †	9,384
525	Gorman-Rupp Co. (The)	12,962
772	Heartland Express, Inc.	10,468
2,600	Herman Miller, Inc.	46,436
63	Hexcel Corp. †	1,396
1,638	Higher One Holdings, Inc. †	26,650
9,026	HUB Group, Inc., Class A †	255,165
3,983	Huron Consulting Group, Inc. †	123,991
220	II-VI, Inc. †	3,850
186	John Bean Technologies Corp.	2,652
589	Knight Transportation, Inc.	7,840
2,252	Knoll, Inc.	30,852
662	Lindsay Corp.	35,616
1,875	MasTec, Inc. †	33,019
2,334	McGrath Rentcorp	55,526
491	National Presto Industries, Inc.	42,673
996	Old Dominion Freight Line, Inc. †	28,854
930	On Assignment, Inc. †	6,575
15,202	Pendrell Corp. †	33,900
1,244	Quality Distribution, Inc. †	11,159
1,376	Raven Industries, Inc.	66,323
2,365	Sauer-Danfoss, Inc. †	68,349
85	Standex International Corp.	2,646
1,041	TAL International Group, Inc.	25,962
1,054	Team, Inc. †	22,113
752	Tetra Tech, Inc. †	14,093
2,777	Textainer Group Holdings, Ltd.	56,318
2,452	Titan International, Inc.	36,780
892	Trimas Corp. †	13,246
13,746	Triumph Group, Inc.	669,980
687	Twin Disc, Inc.	18,322
332	US Ecology, Inc.	5,136
543	USG Corp. †	3,654
755	Viad Corp.	12,820
5,211	Wabtec Corp.	275,506
2,330	Woodward Governor Co.	63,842
1,512	Xerium Technologies, Inc. †	15,831
		4,628,809
Information Technology — 21.3%
193	ACI Worldwide, Inc. †	5,315
3,902	ADTRAN, Inc.	103,247
569	Advent Software, Inc. †	11,864
29,544	Allot Communications, Ltd. †	288,054
1,789	American Software, Inc., Class A	12,970
433	Amtech Systems, Inc. †	3,464
1,135	Ancestry.com, Inc. †	26,673
2,998	Anixter International, Inc.	142,225
12,729	Ariba, Inc. †	352,721
19,490	Aruba Networks, Inc. †	407,536
568	Blackbaud, Inc.	12,649
2,323	BroadSoft, Inc. †	70,503
584	CACI International, Inc., Class A †	29,165
1,156	Cardtronics, Inc. †	26,496
1,187	Cass Information Systems, Inc.	36,856
13,579	Ceva, Inc. †	330,105
3,262	Cirrus Logic, Inc. †	48,082
654	Cognex Corp.	17,730
361	Coherent, Inc. †	15,508
393	Constant Contact, Inc. †	6,795
369	DDi Corp.	2,672
573	Dice Holdings, Inc. †	4,481
268	Ebix, Inc.	3,940
306	Echo Global Logistics, Inc. †	4,070
5,978	Fair Isaac Corp.	130,500

Shares		Value
Information Technology (continued)
323	FARO Technologies, Inc. †	$10,191
224	FEI Co. †	6,711
1,163	Forrester Research, Inc.	37,809
9,746	GT Advanced Technologies, Inc. †	68,417
3,384	Heartland Payment Systems, Inc.	66,733
905	Hittite Microwave Corp. †	44,074
28,057	Inphi Corp. †	246,060
188	InterDigital, Inc.	8,757
5,796	j2 Global Communications, Inc.	155,912
4,799	Jack Henry & Associates, Inc.	139,075
168	JDA Software Group, Inc. †	3,938
196	Littelfuse, Inc.	7,881
1,485	LivePerson, Inc. †	14,776
624	LogMeIn, Inc. †	20,723
16,831	MAXIMUS, Inc.	587,402
525	Measurement Specialties, Inc. †	13,629
2,456	Micrel, Inc.	23,258
1,695	Microsemi Corp. †	27,086
664	Monotype Imaging Holdings, Inc. †	8,054
2,515	MTS Systems Corp.	77,060
1,164	NIC, Inc.	13,328
301	NVE Corp. †	18,259
836	OpenTable, Inc. †	38,464
11,724	Opnet Technologies, Inc.	409,285
5,008	Parametric Technology Corp. †	77,023
2,216	Plantronics, Inc.	63,045
1,812	Power-One, Inc. †	8,154
4,357	Progress Software Corp. †	76,465
919	Quest Software, Inc. †	14,594
11,729	RightNow Technologies, Inc. †	387,643
2,929	Rofin-Sinar Technologies, Inc. †	56,237
1,493	Rogers Corp. †	58,421
4,471	Semtech Corp. †	94,338
1,555	Silicon Graphics International Corp. †	18,536
13,693	Silicon Image, Inc. †	80,378
3,626	SolarWinds, Inc. †	79,845
15,003	Sourcefire, Inc. †	401,480
1,427	Stamps.com, Inc.	29,168
1,628	SuccessFactors, Inc. †	37,428
1,416	Super Micro Computer, Inc. †	17,742
917	Synaptics, Inc. †	21,916
18,333	Synchronoss Technologies, Inc. †	456,675
2,753	Syntel, Inc.	118,902
2,325	Take-Two Interactive Software, Inc. †	29,574
2,133	TeleTech Holdings, Inc. †	32,507
4,012	TiVo, Inc. †	37,472
970	TNS, Inc. †	18,236
5,490	Tyler Technologies, Inc. †	138,787
792	Ultimate Software Group, Inc. †	37,002
10,162	ValueClick, Inc. †	158,121
3,876	Veeco Instruments, Inc. †	94,574
76	Viasystems Group, Inc. †	1,337
1,724	Websense, Inc. †	29,825
683	Wright Express Corp. †	25,981
4,619	XO Group, Inc. †	37,737
8,387	Zix Corp. †	22,393
590	Zygo Corp. †	6,820
		6,908,859
Materials — 2.3%
1,309	AEP Industries, Inc. †	29,060
582	Balchem Corp.	21,714
1,161	Globe Specialty Metals, Inc.	16,858
386	Haynes International, Inc.	16,772
3,163	Hecla Mining Co. †	16,954
2,030	Innophos Holdings, Inc.	80,936
1,201	Koppers Holdings, Inc.	30,758

Wilshire Variable Insurance Trust
Small Cap Growth Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Materials (continued)
9,123	Kraton Performance Polymers, Inc. †	$147,610
2,218	LSB Industries, Inc. †	63,590
116	Materion Corp. †	2,631
1,570	Metals USA Holdings Corp. †	14,051
639	NewMarket Corp.	97,045
9,507	TPC Group, Inc. †	190,901
1,984	Worthington Industries, Inc.	27,716
		756,596
Telecommunication Services — 0.9%
13,620	Cincinnati Bell, Inc. †	42,086
4,386	Cogent Communications Group, Inc. †	58,992
4,694	Consolidated Communications Holdings, Inc.	84,727
5,108	General Communication, Inc., Class A †	41,885
909	NTELOS Holdings Corp.	16,116
1,654	Telecom Argentina SA	19,186
12,291	Vonage Holdings Corp. †	31,957
		294,949
Total Common Stock (Cost $33,015,298)		31,870,918

WARRANT — 0.0%
327	Magnum Hunter Resources Corp., Expires 08/29/14 † (a) (Cost $0)	—

SHORT-TERM INVESTMENT — 1.7%
554,981	Northern Institutional Government Select Portfolio, 0.01% (b)	554,981
Total Short-Term Investment (Cost $554,981)		554,981

Total Investments — 100.1%
(Cost $33,570,279) ††		32,425,899
Other Assets & Liabilities, Net — (0.1)%		(36,342)
NET ASSETS — 100.0%		$32,389,557

†	Non-income producing security.
(a)	Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2011, the total market value of these securities was $0, and represented 0.0% of Net Assets.
(b)	Rate shown is the 7-day effective yield as of September 30, 2011.

††	At September 30, 2011, the tax basis cost of the Fund's investments was $33,570,279, and the unrealized appreciation and depreciation were $1,007,978 and $(2,152,358) respectively.

Amounts designated as “—” are either $0, or have been rounded to $0.

As of September, 2011 all of the Fund’s investments were considered Level 1, except for Forest Labs, Inc. (Common Stock – Health Care) and Magnum Hunter Resources Corp. (Warrant), which at January 1, 2011 were $0, and the value has remained $0 throughout the period ended September 30, 2011.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used to determine value.

Common Stock
Beginning balance as of January 1, 2011	$2,406
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in to Level 3	—
Net transfer out of Level 3	(2,406)
Ending balance as of September 30, 2011	$—

For the period ended September 30, 2011, the transfer out of Level 3 and into Level 1 was $2,406.  The transfer was related to the resumption of trading of the investment’s shares and no longer needed to be Fair Valued at the end of the reporting period.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 87.8%
Australia — 4.6%
840	AGL Energy, Ltd.	$11,520
5,331	Alumina, Ltd.	7,435
3,361	Amcor, Ltd.	22,256
3,220	AMP, Ltd.	12,097
1,749	Aristocrat Leisure, Ltd.	3,501
4,176	Australia & New Zealand Banking Group, Ltd.	77,528
5,553	BHP Billiton, Ltd.	183,901
3,707	BlueScope Steel, Ltd.	2,557
2,590	Brambles, Ltd.	15,970
15,700	Coca-Cola Amatil, Ltd.	179,895
2,470	Commonwealth Bank of Australia	107,442
1,000	CSL, Ltd.	28,395
1,215	DuluxGroup, Ltd.	2,928
2,388	Echo Entertainment Group, Ltd. †	8,436
3,120	Fortescue Metals Group, Ltd.	13,035
4,120	Foster's Group, Ltd.	20,925
2,117	GPT Group	6,369
888	Iluka Resources, Ltd.	10,396
3,759	Incitec Pivot, Ltd.	11,649
6,870	Insurance Australia Group, Ltd.	19,892
342	Leighton Holdings, Ltd.	6,075
1,114	Macquarie Atlas Roads Group †	1,404
528	Macquarie Group, Ltd.	11,421
56,000	Metcash, Ltd.	220,801
3,409	National Australia Bank, Ltd.	72,427
1,869	Newcrest Mining, Ltd.	61,618
1,215	Orica, Ltd.	27,273
2,116	Origin Energy, Ltd.	27,082
1,610	QBE Insurance Group, Ltd.	19,775
791	Rio Tinto, Ltd.	46,341
2,098	Santos, Ltd.	22,710
4,886	Stockland	13,603
2,843	Suncorp Group, Ltd.	21,650
2,388	TABCORP Holdings, Ltd.	5,886
133,000	Telstra Corp., Ltd.	396,188
1,550	Toll Holdings, Ltd.	6,501
2,602	Transurban Group	13,531
1,937	Wesfarmers, Ltd.	58,538
754	Wesfarmers, Ltd. PPS	23,203
3,555	Westfield Group	26,368
3,555	Westfield Retail Trust	8,275
20,211	Westpac Banking Corp.	391,474
970	Woodside Petroleum, Ltd.	30,061
2,227	Woolworths, Ltd.	53,229
383	WorleyParsons, Ltd.	9,559
		2,321,120
Austria — 0.8%
3,747	Erste Group Bank AG	95,539
6,360	OMV AG	189,266
790	Telekom Austria AG	7,971
2,750	Vienna Insurance Group	104,519
		397,295
Belgium — 0.3%
5,266	Ageas	9,067
1,567	Anheuser-Busch InBev NV	83,153
624	Anheuser-Busch InBev NV VVPR †	2
280	Belgacom SA	8,425
197	Delhaize Group SA	11,513
136	Groupe Bruxelles Lambert SA	9,549
400	KBC Groep NV	9,226

Shares		Value
Belgium (continued)
100	Solvay SA	$9,414
200	UCB SA	8,521
		148,870
Bermuda — 0.4%
6,436	Seadrill, Ltd.	177,778

Brazil — 2.5%
10,800	Banco Bradesco SA ADR	159,732
12,000	Banco do Brasil SA ADR	155,640
6,400	Cia de Saneamento Basico do Estado de Sao Paulo ADR	296,640
8,200	Petroleo Brasileiro SA ADR	184,090
23,100	Vale SA ADR, Class B	485,100
		1,281,202
Canada — 5.0%
4,500	Alimentation Couche Tard, Inc., Class B	126,264
4,200	Bank of Nova Scotia	211,323
9,900	BCE, Inc.	371,226
28,500	Bombardier, Inc., Class B	99,824
3,200	Canadian National Railway Co.	213,873
9,200	CGI Group, Inc., Class A †	173,060
4,500	First Quantum Minerals, Ltd.	59,911
4,000	Metro, Inc., Class A	174,919
12,200	Nexen, Inc.	189,788
5,800	Potash Corp. of Saskatchewan	251,861
8,000	Rogers Communications, Inc., Class B	273,869
5,200	Royal Bank of Canada	238,511
4,700	Teck Resources, Ltd., Class B	138,695
		2,523,124
China — 2.4%
48,000	Anhui Conch Cement Co., Ltd.	130,388
326,000	China Citic Bank Corp., Ltd.	133,268
260,000	China Minsheng Banking Corp., Ltd.	158,166
552,000	China Petroleum & Chemical Corp.	530,911
131,000	Dongfeng Motor Group Co., Ltd.	177,612
7,327	Foxconn International Holdings, Ltd. †	3,785
81,000	PICC Property & Casualty Co., Ltd.	86,623
		1,220,753
Denmark — 1.0%
3	AP Moller - Maersk A/S, Class B	17,621
300	Carlsberg A, Class B	17,776
841	Danske Bank A/S	11,761
700	DSV A/S	12,593
6,200	H Lundbeck A/S	117,973
755	Novo Nordisk A/S, Class B	75,292
125	Novozymes A/S, Class B	17,770
1,500	Topdanmark A †	234,733
350	Vestas Wind Systems A/S †	5,672
		511,191
Finland — 1.3%
1,070	Fortum OYJ	25,180
5,740	Nokia OYJ	32,450
24,000	Pohjola Bank PLC, Class A	252,414
12,560	Sampo OYJ, Class A	315,395
1,450	Stora Enso OYJ, Class R	8,485
1,188	UPM-Kymmene OYJ	13,417
		647,341

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
France — 5.7%
370	Accor SA	$9,850
466	Air Liquide SA	54,404
4,580	Alcatel-Lucent †	13,276
440	Alstom SA	14,489
2,840	AXA SA	36,938
12,223	BNP Paribas	481,739
450	Bouygues SA	14,883
290	Cap Gemini SA	9,640
964	Carrefour SA	21,947
2,800	Christian Dior SA	313,413
720	Cie de St.-Gobain	27,462
295	Cie Generale de Geophysique-Veritas †	5,195
2,245	Cie Generale des Etablissements Michelin, Class B	134,234
440	Cie Generale d'Optique Essilor International SA	31,633
720	CNP Assurances	10,599
1,610	Credit Agricole SA	11,069
950	Danone	58,385
370	Edenred	8,812
362	EDF SA	10,481
3,492	France Telecom SA	57,138
2,418	GDF Suez	71,824
350	Lafarge SA	12,026
330	Lagardere SCA	8,104
490	L'Oreal SA	47,788
509	LVMH Moet Hennessy Louis Vuitton SA	67,171
40	Neopost SA	2,932
285	Pernod-Ricard SA	22,308
100	PPR	12,923
520	Publicis Groupe SA	21,697
560	Renault SA	18,544
6,896	Sanofi-Aventis SA	453,480
806	Schneider Electric SA	43,123
2,450	Societe BIC SA	208,547
1,185	Societe Generale	31,013
3,330	Sodexo	219,214
450	Suez Environnement Co.	6,261
310	Technip SA	24,830
3,672	Total SA	161,965
132	Unibail-Rodamco SE	23,548
270	Vallourec SA	15,458
867	Veolia Environnement SA	12,658
604	Vinci SA	25,900
1,936	Vivendi SA	39,407
		2,876,308
Germany — 5.0%
350	Adidas AG	21,294
742	Allianz SE	69,529
4,952	BASF SE	301,823
1,314	Bayer AG	72,493
694	Bayerische Motoren Werke AG	45,835
335	Beiersdorf AG	17,921
6,279	Commerzbank AG	15,732
213	Continental AG	12,291
1,439	Daimler AG	63,982
1,555	Deutsche Bank AG	53,869
350	Deutsche Boerse AG	17,641
1,323	Deutsche Post AG	16,934
4,911	Deutsche Telekom AG	57,630
2,952	E.ON AG	64,030
503	Fresenius Medical Care AG & Co. KGAA	34,115
307	Fresenius SE & Co. KGaA	27,281
299	HeidelbergCement AG	10,860

Shares		Value
Germany (continued)
425	Henkel AG & Co. KGaA	$18,622
1,935	Infineon Technologies AG	14,274
404	K+S AG	21,144
260	Linde AG	34,782
2,556	Merck KGAA	209,304
310	Metro AG	13,156
2,631	Muenchener Rueckversicherungs AG	326,678
840	RWE AG	30,978
6,080	SAP AG	309,285
4,253	Siemens AG	382,546
280	Solarworld AG	1,158
720	ThyssenKrupp AG	17,687
2,164	Volkswagen AG	266,555
		2,549,429
Greece — 0.0%
1,070	Alpha Bank AE	1,866
826	EFG Eurobank Ergasias SA	1,011
680	Hellenic Telecommunications Organization SA	2,890
875	National Bank of Greece SA	3,165
500	OPAP SA	5,042
454	Piraeus Bank SA	280
		14,254
Guernsey — 0.0%
3,229	Resolution, Ltd.	12,370

Hong Kong — 3.8%
14,800	AIA Group, Ltd.	41,917
4,840	Bank of East Asia, Ltd.	14,866
11,600	BOC Hong Kong Holdings, Ltd.	24,529
20,200	Cheung Kong Holdings, Ltd.	219,000
2,582	CLP Holdings, Ltd.	23,264
120,800	CNOOC, Ltd.	194,251
2,049	Esprit Holdings, Ltd.	2,482
3,801	Hang Lung Properties, Ltd.	11,310
2,100	Hang Seng Bank, Ltd.	24,603
7,109	Hong Kong & China Gas Co., Ltd.	16,003
1,900	Hong Kong Exchanges and Clearing, Ltd.	27,564
33,100	Hutchison Whampoa, Ltd.	244,977
25,000	Jardine Strategic Holdings, Ltd.	654,472
39,000	Kingboard Chemical Holdings, Ltd.	105,061
8,258	Li & Fung, Ltd.	13,780
5,000	Link REIT	15,798
4,775	New World Development, Ltd.	4,566
3,100	Power Assets Holdings, Ltd.	23,720
1,900	Sun Hung Kai Properties, Ltd.	21,799
22,900	Swire Pacific, Ltd., Class A	235,316
5,000	Wharf Holdings, Ltd.	24,671
		1,943,949
India — 0.3%
8,900	Tata Motors, Ltd. ADR	136,882

Indonesia — 1.6%
64,000	Astra Agro Lestari	138,854
230,000	Bank Mandiri	162,793
41,000	Gudang Garam TBK PT	242,734
61,000	Indo Tambangraya Megah PT	269,106
		813,487
Ireland — 0.1%
1,058	CRH PLC ^	16,347
273	CRH PLC ^	4,244
770	Elan Corp. PLC †	8,160

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Ireland (continued)
2,400	Experian PLC	$26,935
		55,686
Isle of Man — 0.0%
12,000	Genting Singapore PLC †	13,939

Israel — 0.5%
3,800	Check Point Software Technologies, Ltd. †	200,488
1,223	Israel Chemicals, Ltd.	14,049
1,500	Teva Pharmaceutical Industries, Ltd.	56,058
		270,595
Italy — 1.7%
1,997	Assicurazioni Generali SpA	31,617
760	Atlantia SpA	10,925
4,660	Banca Monte dei Paschi di Siena SpA	2,587
1,530	Banco Popolare SC	2,529
54,320	Enel SpA	239,718
22,446	ENI SpA	394,785
1,510	Fiat Industrial SpA †	11,280
1,510	Fiat SpA	8,150
1,090	Finmeccanica SpA	7,540
20,320	Intesa Sanpaolo SpA	31,858
2,180	Intesa Sanpaolo SpA, RNC	2,802
2,310	Mediaset SpA	7,274
1,375	Mediobanca SpA	10,792
436	Saipem SpA	15,299
4,476	Snam Rete Gas SpA	20,659
14,324	Telecom Italia SpA	15,559
13,120	Telecom Italia SpA, RNC	12,756
26,743	UniCredit SpA	28,350
1,132	Unione di Banche Italiane SpA	4,190
		858,670
Japan — 13.4%
300	Advantest Corp.	3,238
1,600	Aeon Co., Ltd.	21,668
500	Aisin Seiki Co., Ltd.	16,667
685	Ajinomoto Co., Inc.	8,101
1,100	Amada Co., Ltd.	7,244
1,300	Asahi Breweries, Ltd.	27,578
2,200	Asahi Glass Co., Ltd.	21,504
3,600	Asahi Kasei Corp.	21,600
900	Astellas Pharma, Inc.	34,012
4,100	Bank of Yokohama, Ltd. (The)	20,584
1,300	Bridgestone Corp.	29,531
13,500	Brother Industries, Ltd.	158,793
1,998	Canon, Inc.	90,827
2	Central Japan Railway Co.	17,474
1,400	Chiba Bank, Ltd. (The)	9,722
878	Chubu Electric Power Co., Inc.	16,463
500	Chugai Pharmaceutical Co., Ltd.	8,480
5,700	Coca-Cola West Co., Ltd.	109,465
100	Credit Saison Co., Ltd.	1,931
2,100	Dai Nippon Printing Co., Ltd.	21,742
18	Dai-ichi Life Insurance Co., Ltd.	18,628
1,400	Daiichi Sankyo Co., Ltd.	29,219
600	Daikin Industries, Ltd.	17,206
200	Daito Trust Construction Co., Ltd.	18,357
308	Daiwa House Industry Co., Ltd.	3,948
2,900	Daiwa Securities Group, Inc.	10,842
948	Denso Corp.	30,511
500	Dentsu, Inc.	15,860
700	East Japan Railway Co.	42,488
6,000	Eisai Co., Ltd.	242,374

Shares		Value
Japan (continued)
500	Electric Power Development Co., Ltd.	$14,792
300	FANUC Corp.	41,372
100	Fast Retailing Co., Ltd.	17,931
1,000	FUJIFILM Holdings Corp.	23,268
4,600	Fujitsu, Ltd.	21,718
1,900	Fukuoka Financial Group, Inc.	7,959
3,217	Hankyu Hanshin Holdings, Inc.	13,774
100	Hirose Electric Co., Ltd.	9,307
8,773	Hitachi, Ltd.	43,601
509	Hokkaido Electric Power Co., Inc.	7,512
1,600	Hokuhoku Financial Group, Inc.	3,500
2,900	Honda Motor Co., Ltd.	85,054
900	Hoya Corp.	20,890
200	Ibiden Co., Ltd.	4,231
3	INPEX Corp.	18,445
23,400	ITOCHU Corp.	223,868
1,164	Japan Steel Works, Ltd. (The)	6,951
8	Japan Tobacco, Inc.	37,464
700	JFE Holdings, Inc.	14,147
2,000	Joyo Bank, Ltd. (The)	9,315
700	JS Group Corp.	19,619
1,200	JTEKT Corp.	14,376
2,261	JX Holdings, Inc.	12,705
4,300	Kajima Corp.	14,129
1,100	Kansai Electric Power Co., Inc. (The)	19,032
1,000	Kao Corp.	27,887
5	KDDI Corp.	34,462
1,015	Keio Corp.	7,270
110	Keyence Corp.	30,137
6,300	Kintetsu Corp.	23,781
1,900	Kirin Holdings Co., Ltd.	24,881
6,100	Kobe Steel, Ltd.	10,194
8,300	Komatsu, Ltd.	179,158
1,100	Konica Minolta Holdings, Inc.	7,551
1,133	Kubota Corp.	9,250
1,000	Kuraray Co., Ltd.	13,654
2,100	Kyocera Corp.	175,798
700	Kyushu Electric Power Co., Inc.	11,268
8,500	Makita Corp.	302,892
4,200	Marubeni Corp.	23,480
900	Marui Group Co., Ltd.	6,775
5,100	MEIJI Holdings Co., Ltd.	242,294
1,800	Mitsubishi Chemical Holdings Corp.	12,221
2,600	Mitsubishi Corp.	52,997
4,200	Mitsubishi Electric Corp.	37,247
2,200	Mitsubishi Estate Co., Ltd.	35,727
1,400	Mitsubishi Gas Chemical Co., Inc.	8,605
6,000	Mitsubishi Heavy Industries, Ltd.	25,335
4,600	Mitsubishi Materials Corp.	11,214
22,456	Mitsubishi UFJ Financial Group, Inc.	103,186
3,400	Mitsui & Co., Ltd.	49,307
1,600	Mitsui Fudosan Co., Ltd.	25,305
2,700	Mitsui OSK Lines, Ltd.	10,415
37,500	Mizuho Financial Group, Inc.	54,979
750	MS&AD Insurance Group Holdings	16,337
500	Murata Manufacturing Co., Ltd.	27,179
1,583	NEC Corp.	3,220
100	Nidec Corp.	8,063
800	Nikon Corp.	18,893
137	Nintendo Co., Ltd.	20,154
14,056	Nippon Electric Glass Co., Ltd.	127,876
2,100	Nippon Express Co., Ltd.	8,968
9,989	Nippon Steel Corp.	28,683
4,700	Nippon Telegraph & Telephone Corp.	225,431
2,800	Nippon Yusen KK	7,604

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Japan (continued)
5,200	Nissan Motor Co., Ltd.	$46,063
400	Nitto Denko Corp.	15,761
475	NKSJ Holdings, Inc.	10,557
6,700	Nomura Holdings, Inc.	24,463
2,100	NSK, Ltd.	15,451
3	NTT Data Corp.	9,270
32	NTT DoCoMo, Inc.	58,374
1,100	Obayashi Corp.	5,440
400	Olympus Corp.	12,360
500	Omron Corp.	9,831
180	ORIX Corp.	14,144
47,800	Osaka Gas Co., Ltd.	198,823
4,165	Panasonic Corp.	40,303
16	Rakuten, Inc.	18,663
4,400	Resona Holdings, Inc.	21,017
1,100	Ricoh Co., Ltd.	9,230
200	Rohm Co., Ltd.	10,445
300	Secom Co., Ltd.	14,486
400	Sega Sammy Holdings, Inc.	9,343
300	Seiko Epson Corp.	3,822
2,000	Sekisui Chemical Co., Ltd.	16,834
1,700	Sekisui House, Ltd.	15,948
1,500	Seven & I Holdings Co., Ltd.	42,094
1,900	Sharp Corp.	15,981
700	Shin-Etsu Chemical Co., Ltd.	34,378
1,300	Shinsei Bank, Ltd.	1,463
1,100	Shionogi & Co., Ltd.	16,294
700	Shiseido Co., Ltd.	13,591
2,100	Shizuoka Bank, Ltd. (The)	22,028
2,800	Showa Denko KK	5,534
138	SMC Corp.	20,194
11,300	Softbank Corp.	331,025
4,544	Sojitz Corp.	8,311
1,800	Sony Corp.	34,496
3,200	Sumitomo Chemical Co., Ltd.	12,362
51,500	Sumitomo Corp.	637,983
1,900	Sumitomo Electric Industries, Ltd.	22,340
1,800	Sumitomo Heavy Industries, Ltd.	9,216
7,600	Sumitomo Metal Industries, Ltd.	15,771
1,300	Sumitomo Metal Mining Co., Ltd.	17,232
2,400	Sumitomo Mitsui Financial Group, Inc.	67,700
5,774	Sumitomo Mitsui Trust Holdings, Inc.	19,134
1,000	Sumitomo Realty & Development Co., Ltd.	19,246
8,400	Suzuki Motor Corp.	185,377
600	T&D Holdings, Inc.	5,660
1,300	Takashimaya Co., Ltd.	9,491
1,600	Takeda Pharmaceutical Co., Ltd.	75,974
200	TDK Corp.	6,985
3,100	Teijin, Ltd.	11,157
400	Terumo Corp.	20,842
2,500	Tobu Railway Co., Ltd.	11,790
900	Tohoku Electric Power Co., Inc.	12,484
1,391	Tokio Marine Holdings, Inc.	35,293
1,700	Tokyo Electric Power Co., Inc. (The)	5,145
300	Tokyo Electron, Ltd.	13,624
6,500	Tokyo Gas Co., Ltd.	30,227
3,000	Tokyu Corp.	15,093
2,100	Toppan Printing Co., Ltd.	15,313
2,700	Toray Industries, Inc.	18,931
6,000	Toshiba Corp.	24,505
500	Toyota Industries Corp.	14,600
4,755	Toyota Motor Corp.	163,188
500	Toyota Tsusho Corp.	8,564
400	West Japan Railway Co.	17,166

Shares		Value
Japan (continued)
34	Yahoo Japan Corp.	$10,572
3,290	Yamada Denki Co., Ltd.	229,084
600	Yamaha Motor Co., Ltd.	7,931
1,200	Yamato Holdings Co., Ltd.	21,903
		6,748,595
Jersey — 0.1%
709	Atrium European Real Estate, Ltd.	3,374
243	Randgold Resources, Ltd.	23,598
1,154	Shire PLC	35,978
		62,950
Luxembourg — 0.5%
1	APERAM	15
11,645	ArcelorMittal	186,002
173	Millicom International Cellular SA	17,239
818	SES SA	19,901
460	Subsea 7 SA	8,740
1,197	Tenaris SA	15,074
		246,971
Malaysia — 0.9%
104,000	Axiata Group BHD	149,003
161,700	Genting Malaysia BHD	176,278
64,500	RHB Capital BHD	141,000
		466,281
Mexico — 0.7%
236,000	America Movil SAB de CV, Ser L	260,117
34,000	Grupo Financiero Banorte SAB de CV, Class O	100,332
		360,449
Netherlands — 3.0%
1,766	Aegon NV †	7,156
296	Akzo Nobel NV	13,058
806	ASML Holding NV	27,863
690	European Aeronautic Defence and Space Co. NV	19,390
600	Heineken NV	26,927
43,041	ING Groep NV, CVA †	303,527
1,780	Koninklijke Ahold NV	20,928
3,230	Koninklijke DSM NV	140,400
2,352	Koninklijke KPN NV	30,970
1,840	Koninklijke Philips Electronics NV	33,005
922	PostNL NV	4,032
1,203	Reed Elsevier NV	13,226
5,853	Royal Dutch Shell PLC, Class A	180,793
4,425	Royal Dutch Shell PLC, Class B	137,647
922	TNT Express NV	6,445
17,493	Unilever NV, CVA	553,570
660	Wolters Kluwer NV	10,708
		1,529,645
New Zealand — 0.0%
7,043	Telecom Corp. of New Zealand, Ltd.	13,997

Norway — 0.2%
2,322	DnB NOR ASA	23,146
2,200	Norsk Hydro ASA	9,981
2,150	Orkla ASA	16,346
1,472	Statoil ASA	31,593
965	Telenor ASA	14,887
404	Yara International ASA	15,416
		111,369

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Poland — 0.2%
11,200	Grupa Lotos SA †	$84,207

Portugal — 0.1%
3,730	Banco Comercial Portugues SA, Class R †	965
1,620	Brisa Auto-Estradas de Portugal SA	5,730
4,750	Energias de Portugal SA	14,626
770	Portugal Telecom SGPS SA	5,656
		26,977
Russia — 1.6%
18,900	Gazprom OAO ADR	180,925
5,650	Lukoil OAO ADR	284,763
5,700	MMC Norilsk Nickel ADR	122,830
8,800	Tatneft ADR	216,421
		804,939
Singapore — 2.2%
18,000	CapitaMalls Asia, Ltd.	16,594
3,000	DBS Group Holdings, Ltd.	26,911
9,800	Jardine Cycle & Carriage, Ltd.	311,523
4,298	Keppel Corp., Ltd.	25,214
6,000	Oversea-Chinese Banking Corp., Ltd.	36,993
1,825	SATS, Ltd.	3,044
2,500	Singapore Airlines, Ltd.	21,653
11,000	Singapore Technologies Engineering, Ltd.	23,425
107,200	Singapore Telecommunications, Ltd.	258,508
27,200	United Overseas Bank, Ltd.	349,893
4,000	Wilmar International, Ltd.	15,923
		1,089,681
South Africa — 2.6%
8,400	Exxaro Resources, Ltd.	177,021
13,200	Gold Fields, Ltd.	203,294
9,400	MTN Group, Ltd.	154,406
11,000	Remgro, Ltd.	151,253
5,400	Sasol, Ltd.	222,676
6,200	Tiger Brands, Ltd.	161,592
54,000	Woolworths Holdings, Ltd.	234,431
		1,304,673
South Korea — 3.4%
1,300	Daelim Industrial Co., Ltd.	103,536
1,850	GS Holdings	87,452
1,100	Hyundai Motor Co.	191,836
3,800	Kia Motors Corp.	226,055
1,975	Samsung Electronics Co., Ltd. GDR	692,221
3,500	Samsung Heavy Industries Co., Ltd.	79,919
1,300	SK C&C Co., Ltd.	157,218
925	SK Holdings Co., Ltd.	102,189
825	SK Innovation Co., Ltd.	96,293
		1,736,719
Spain — 2.6%
609	Abertis Infraestructuras SA	9,363
138	Acciona SA	11,631
144	ACS Actividades de Construccion y Servicios SA	5,073
6,885	Banco Bilbao Vizcaya Argentaria SA	56,991
1,882	Banco Popular Espanol SA	8,680
60,667	Banco Santander SA	495,880
964	Distribuidora Internacional de Alimentacion SA †	3,837
828	Ferrovial SA	9,437
210	Fomento de Construcciones y Contratas SA	5,176
6,683	Iberdrola SA	45,172
380	Inditex SA	32,430

Shares		Value
Spain (continued)
1,348	Indra Sistemas SA	$19,375
9,340	Repsol YPF SA	246,501
19,036	Telefonica SA	364,727
		1,314,273
Sweden — 1.6%
800	Assa Abloy AB, Class B	16,459
640	Atlas Copco AB, Class B	10,019
13,600	Atlas Copco AB, Class A	240,718
600	Electrolux AB, Ser B	8,823
1,690	Hennes & Mauritz AB, Class B	50,600
6,200	Nordea Bank AB	50,176
2,000	Sandvik AB	23,046
1,000	Scania AB, Class B	14,287
1,100	Securitas AB, Class B	8,001
3,840	Skandinaviska Enskilda Banken AB, Class A	20,642
1,200	SKF AB, Class B	22,610
1,799	SSAB AB, Class A	13,343
1,500	Svenska Cellulosa AB, Class B	18,263
621	Svenska Handelsbanken AB, Class A	15,801
16,913	Swedbank AB, Class A	186,732
5,609	Telefonaktiebolaget LM Ericsson, Class B	53,856
4,100	TeliaSonera AB	27,030
2,283	Volvo AB, Class B	22,427
		802,833
Switzerland — 3.7%
3,841	ABB, Ltd.	65,704
130	Actelion, Ltd.	4,319
340	Adecco SA	13,401
775	Cie Financiere Richemont SA	34,522
1,930	Credit Suisse Group AG	50,491
90	Geberit AG	16,618
530	Holcim, Ltd.	28,126
673	Julius Baer Group, Ltd.	22,490
5,690	Nestle SA	313,250
325	Nobel Biocare Holding AG	3,263
11,704	Novartis AG	653,805
1,203	Roche Holding AG	194,299
16	SGS SA	24,307
1,470	STMicroelectronics NV	9,604
79	Swatch Group AG (The)	25,993
1,266	Swiss Life Holding AG	138,842
481	Swiss Re, Ltd.	22,564
48	Swisscom AG	19,528
166	Syngenta AG	43,138
149	Synthes, Inc.	24,113
640	Transocean, Ltd.	30,857
6,220	UBS AG	71,148
260	Zurich Financial Services AG	54,159
		1,864,541
Thailand — 0.3%
29,000	Bangkok Bank PLC	130,583

Turkey — 0.3%
46,500	KOC Holding AS	171,943

United Kingdom — 12.7%
2,297	3i Group PLC	6,676
566	Aggreko PLC	14,239
2,159	Anglo American PLC	74,274
2,368	ARM Holdings PLC	20,245
9,117	AstraZeneca PLC	404,502

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
United Kingdom (continued)
4,840	Aviva PLC	$22,756
6,290	BAE Systems PLC	25,972
20,206	Barclays PLC	49,540
6,096	BG Group PLC	116,638
21,463	BHP Billiton PLC	573,211
91,497	BP PLC	548,443
18,843	British American Tobacco PLC	795,443
1,069	British Land Co. PLC	7,872
2,330	British Sky Broadcasting Group PLC	23,991
15,169	BT Group PLC, Class A	40,647
4,422	Cable & Wireless Communications PLC	2,557
4,422	Cable & Wireless Worldwide PLC	2,121
3,318	Cairn Energy PLC †	14,387
1,219	Capita Group PLC (The)	13,348
400	Carnival PLC	12,465
9,673	Centrica PLC	44,577
3,980	Compass Group PLC	32,101
3,710	Diageo PLC	70,719
45,000	G4S PLC	186,140
8,475	GlaxoSmithKline PLC	174,836
490	Hammerson PLC	2,868
2,878	Home Retail Group PLC	5,000
30,559	HSBC Holdings PLC	233,999
7,760	Imperial Tobacco Group PLC	261,813
619	Intercontinental Hotels Group PLC	10,035
3,260	International Power PLC	15,471
3,120	J Sainsbury PLC	13,282
350	Johnson Matthey PLC	8,583
4,950	Kingfisher PLC	19,003
970	Land Securities Group PLC	9,638
13,730	Legal & General Group PLC	20,500
69,344	Lloyds Banking Group PLC †	37,218
350	London Stock Exchange Group PLC	4,402
3,512	Man Group PLC	9,082
2,730	Marks & Spencer Group PLC	13,290
5,759	National Grid PLC	57,068
95	Next PLC	3,724
12,240	Old Mutual PLC	19,856
1,340	Pearson PLC	23,630
4,759	Prudential PLC	40,860
1,218	Reckitt Benckiser Group PLC	61,697
1,930	Reed Elsevier PLC	14,772
2,290	Rexam PLC	11,009
9,779	Rio Tinto PLC	433,567
3,689	Rolls-Royce Holdings PLC	33,903
28,552	Royal Bank of Scotland Group PLC †	10,212
5,679	RSA Insurance Group PLC	9,771
1,780	SABMiller PLC	58,064
4,410	Sage Group PLC (The)	17,486
10,800	Schroders PLC	214,028
1,550	Scottish & Southern Energy PLC	31,096
500	Severn Trent PLC	11,943
2,010	Smith & Nephew PLC	18,076
1,276	Smiths Group PLC	19,687
19,500	Standard Chartered PLC	388,942
18,500	Tate & Lyle PLC	179,338
13,225	Tesco PLC	77,446
1,461	Tullow Oil PLC	29,540
1,971	Unilever PLC	61,724
1,228	United Utilities Group PLC	11,884
84,196	Vodafone Group PLC	216,940
35,000	WH Smith PLC	268,167
625	Whitbread PLC	15,321
5,515	WM Morrison Supermarkets PLC	24,859
586	Wolseley PLC	14,536

Shares		Value
United Kingdom (continued)
2,730	WPP PLC	$25,280
3,750	Xstrata PLC	47,342
		6,393,652
United States — 0.7%
5,750	Philip Morris International, Inc.	358,685

Total Common Stock (Cost $52,730,452)		44,398,206

EXCHANGE TRADED FUNDS — 9.8%
400	iShares MSCI EAFE Index Fund	19,100
137,900	Vanguard MSCI Emerging Markets ETF	4,949,231

Total Exchange Traded Fund (Cost $6,421,576)		4,968,331

PREFERRED STOCK — 0.7%
Brazil — 0.6%
24,500	Brasil Telecom SA	142,086
11,600	Centrais Eletricas Brasileiras SA	132,386
		274,472
Germany — 0.1%
276	Henkel AG & Co. KGAA	14,672
190	Porsche Automobil Holding SE	9,048
284	Volkswagen AG	37,469
		61,189
Total Preferred Stock (Cost $481,767)		335,661

PRIVATE COMPANY — 0.0%
Malta — 0.0%
7,765	BGP Holdings PLC † (a) (Cost $–)	—

RIGHTS † — 0.0%
510	Hutchison Whampoa, Ltd. (a)	—

6,885	Banco Bilbao Vizcaya Argentaria SA, Expires 10/14/11	1,014

Total Rights (Cost $–)		1,014

SHORT-TERM INVESTMENT — 1.3%
668,497	Northern Trust Institutional Government Select Portfolio, 0.010% (b)	668,497

Total Short-Term Investment (Cost $668,497)		668,497
Total Investments — 99.6%
(Cost $60,302,292)††		50,371,709
Other Assets & Liabilities, Net — 0.4%		183,457
NET ASSETS — 100.0%		$50,555,167

†	Non-income producing security.
^	Securities incorporated in the same country but traded on different exchanges.
(a)	Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2011, the total market value of this security was $0 and represented 0.0% of Net Assets.
(b)	Rate shown is 7-day effective yield as of September 30, 2011.

Wilshire Variable Insurance Trust
International Equity Fund	September 30, 2011
Schedule of Investments	(Unaudited)

††	At September 30, 2011, the tax basis cost of the Fund’s investments was $60,302,292 and the unrealized appreciation and depreciation were $2,500,949 and $(12,431,532), respectively.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
EAFE— Europe, Australasia, Far East
ETF— Exchange Traded Fund
MSCI— Morgan Stanley Capital International
PLC— Public Limited Company
PPS— Price Protected Shares
REIT — Real Estate Investment Trust
VVPR— Voter Verified Paper Record

Amounts designated as “—“  are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$8,436	$2,312,684	$—	$2,321,120
Austria	—	397,295	—	397,295
Belgium	2	148,868	—	148,870
Bermuda	—	177,778	—	177,778
Brazil	1,281,202	—	—	1,281,202
Canada	2,523,124	—	—	2,523,124
China	—	1,220,753	—	1,220,753
Denmark	—	511,191	—	511,191
Finland	—	647,341	—	647,341
France	—	2,876,308	—	2,876,308
Germany	—	2,549,429	—	2,549,429
Greece	—	14,254	—	14,254
Guernsey	—	12,370	—	12,370
Hong Kong	—	1,943,949	—	1,943,949
India	136,882	—	—	136,882
Indonesia	—	813,487	—	813,487
Ireland	—	55,686	—	55,686
Isle of Man	—	13,939	—	13,939
Israel	200,488	70,107	—	270,595
Italy	—	858,670	—	858,670
Japan	112,436	6,636,159	—	6,748,595
Jersey	—	62,950	—	62,950
Luxembourg	—	246,971	—	246,971
Malaysia	—	466,281	—	466,281
Mexico	360,449	—	—	360,449
Netherlands	6,445	1,523,200	—	1,529,645
New Zealand	—	13,997	—	13,997
Norway	—	111,369	—	111,369
Poland	—	84,207	—	84,207
Portugal	—	26,977	—	26,977
Russia	—	804,939	—	804,939
Singapore	—	1,089,681	—	1,089,681
South Africa	—	1,304,673	—	1,304,673
South Korea	—	1,736,719	—	1,736,719
Spain	60,828	1,253,445	—	1,314,273
Sweden	—	802,833	—	802,833
Switzerland	22,564	1,841,977	—	1,864,541
Thailand	—	130,583	—	130,583
Turkey	—	171,943	—	171,943
United Kingdom	—	6,393,652	—	6,393,652
United States	358,685	—	—	358,685
Total Common Stock	5,071,541	39,326,665	—	44,398,206

Exchange-Traded Funds	4,968,331	—	—	4,968,331
Preferred Stock	274,472	61,189	—	335,661

Investments in Securities	Level 1	Level 2	Level 3		Total
Private Company	$—	$—	$—	*	$—
Rights	1,014	—	—	*	1,014
Short Term Investment	668,497	—	—		668,497
Total Investments in Securities	$10,983,855	$39,387,854	$—		$50,371,709

*
This security was categorized as Level 3 and had a market value of $0 as of September 30, 2011 and the value has remained zero throughout the period ended September 30, 2011. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended September 30, 2011.

For the period ended September 30, 2011, the transfers out of Level 1 and into Level 2 were $1,353,719 and the transfers out of Level 2 into Level 1 were $(1,730,758). The transfers were related to the fair value of certain international securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Socially Responsible Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 96.0%
Consumer Discretionary — 13.3%
1,772	Amazon.com, Inc. †	$383,160
30,206	Comcast Corp. Special, Class A	631,305
4,030	Harley-Davidson, Inc.	138,350
12,743	Home Depot, Inc. (The)	418,862
5,630	Johnson Controls, Inc.	148,463
5,150	Lennar Corp., Class A	69,731
4,786	McDonald's Corp.	420,307
22,290	News Corp., Class B	347,501
7,829	News Corp., Class A	121,115
8,320	Staples, Inc.	110,656
28,434	Target Corp.	1,394,403
6,985	TJX Cos., Inc.	387,458
14,990	Toll Brothers, Inc. †	216,306
25,244	Walt Disney Co. (The)	761,359
5,344	Yum! Brands, Inc.	263,940
		5,812,916
Consumer Staples — 12.5%
6,761	Coca-Cola Co. (The)	456,773
8,692	Costco Wholesale Corp.	713,787
7,310	CVS Caremark Corp.	245,470
6,400	Estee Lauder Cos., Inc. (The), Class A	562,176
7,188	General Mills, Inc.	276,522
6,650	HJ Heinz Co.	335,692
8,600	Kellogg Co.	457,434
5,386	Kimberly-Clark Corp.	382,460
10,216	Kraft Foods, Inc., Class A	343,053
8,400	McCormick & Co., Inc.	387,744
5,974	PepsiCo, Inc.	369,791
15,205	Procter & Gamble Co. (The)	960,652
		5,491,554
Energy — 6.2%
5,326	Apache Corp.	427,358
1,695	Cameron International Corp. †	70,410
7,910	ConocoPhillips	500,861
4,642	Devon Energy Corp.	257,353
2,780	Diamond Offshore Drilling, Inc.	152,177
11,136	El Paso Corp.	194,657
4,270	National Oilwell Varco, Inc.	218,710
6,894	Newfield Exploration Co. †	273,623
9,790	Petroleo Brasileiro SA ADR	219,786
1,974	Schlumberger, Ltd.	117,907
6,512	Spectra Energy Corp.	159,739
9,276	Weatherford International, Ltd. †	113,260
		2,705,841
Financials — 12.0%
6,620	American Express Co.	297,238
22,406	Annaly Capital Management, Inc.	372,612
5	Berkshire Hathaway, Inc., Class A †	534,000
4,211	Citigroup, Inc.	107,886
3,930	Comerica, Inc.	90,272
14,592	Forest City Enterprises, Inc., Class A †	155,551
21,027	JPMorgan Chase & Co.	633,333
4,668	Lincoln National Corp.	72,961
15,757	MetLife, Inc.	441,353
9,270	Moody's Corp.	282,271
19,490	Travelers Cos., Inc. (The)	949,748
7,460	U.S. Bancorp	175,608
4,357	Visa, Inc., Class A	373,482
31,689	Wells Fargo & Co.	764,339
		5,250,654

Shares		Value
Health Care — 12.0%
4,377	Abbott Laboratories	$223,840
9,718	Aetna, Inc.	353,249
8,468	AmerisourceBergen Corp., Class A	315,603
5,422	Amgen, Inc.	297,939
19,054	Bristol-Myers Squibb Co.	597,914
2,460	Covidien PLC	108,486
1,220	Edwards Lifesciences Corp. †	86,961
8,415	GlaxoSmithKline PLC ADR	347,455
11,736	Human Genome Sciences, Inc. †	148,930
12,774	Johnson & Johnson	813,832
9,323	Merck & Co., Inc.	304,955
13,208	Novartis AG ADR	736,610
48,304	Pfizer, Inc.	854,015
1,450	UnitedHealth Group, Inc.	66,874
		5,256,663
Industrials — 9.7%
5,930	3M Co.	425,715
4,050	Covanta Holding Corp.	61,520
3,110	Cummins, Inc.	253,963
3,200	Deere & Co.	206,624
9,573	Eaton Corp.	339,841
7,660	Emerson Electric Co.	316,434
44,375	General Electric Co.	676,275
3,430	Harsco Corp.	66,508
5,660	Honeywell International, Inc.	248,531
15,510	Masco Corp.	110,431
4,515	Norfolk Southern Corp.	275,505
870	Stericycle, Inc. †	70,226
2,880	Tyco International, Ltd.	117,360
11,231	United Parcel Service, Inc., Class B	709,238
9,964	Waste Management, Inc.	324,428
230	WW Grainger, Inc.	34,394
		4,236,993
Information Technology — 17.7%
3,781	Apple, Inc. †	1,441,242
7,310	ASML Holding NV, NY Shares, Class G	252,488
5,730	Autodesk, Inc. †	159,179
7,178	Automatic Data Processing, Inc.	338,443
21,142	Cisco Systems, Inc.	327,489
2,830	Citrix Systems, Inc. †	154,320
12,829	eBay, Inc. †	378,327
12,012	EMC Corp. †	252,132
1,753	Google, Inc., Class A †	901,708
5,384	International Business Machines Corp.	942,361
38,792	Microsoft Corp.	965,533
4,194	Motorola Solutions, Inc.	175,729
3,750	NetApp, Inc. †	127,275
22,090	Oracle Corp.	634,867
7,919	QUALCOMM, Inc.	385,101
9,880	Texas Instruments, Inc.	263,302
3,060	Xilinx, Inc.	83,966
		7,783,462
Materials — 6.1%
1,430	Air Products & Chemicals, Inc.	109,209
13,960	Alcoa, Inc.	133,597
3,077	BHP Billiton, Ltd. ADR	204,436
11,307	Celanese Corp., Ser A, Class A	367,817
8,565	Ecolab, Inc.	418,743
4,785	EI du Pont de Nemours & Co.	191,256
16,550	International Paper Co.	384,787
6,836	Potash Corp. of Saskatchewan, Inc.	295,452
7,963	PPG Industries, Inc.	562,666
		2,667,963

Wilshire Variable Insurance Trust
Socially Responsible Fund	September 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Telecommunication Services — 3.8%
8,157	American Tower Corp., Class A †	$438,847
20,749	AT&T, Inc.	591,761
17,581	Verizon Communications, Inc.	646,981
		1,677,589
Utilities — 2.7%
3,020	National Grid PLC ADR	149,792
9,357	NextEra Energy, Inc.	505,465
4,150	Sempra Energy	213,725
10,300	Wisconsin Energy Corp.	322,287
		1,191,269
Total Common Stock (Cost $37,229,202)		42,074,904

SHORT-TERM INVESTMENT — 4.1%
1,778,980	Northern Trust Institutional Government Select Portfolio, 0.01% (a)	1,778,980

Total Short-Term Investment (Cost $1,778,980)		1,778,980
Total Investments — 100.1%
(Cost $39,008,182)††		43,853,884
Other Assets & Liabilities, Net — (0.1)%		(36,256)
NET ASSETS — 100.0%		$43,817,628

†	Non-income producing security.
(a)	Rate shown is the 7-day effective yield as of September 30, 2011.
††	At September 30, 2011, the tax basis cost of the Fund's investments was $39,008,182, and the unrealized appreciation and depreciation were $7,171,947 and $(2,326,245) respectively.

ADR — American Depositary Receipt
NY— New York
PLC— Public Limited Company

As of September 30, 2011, all of the Fund’s investments in securities were considered Level 1.

For the period ended September 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust	September 30, 2011
Schedule of Investments	(Unaudited)

	2015 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 98.9%
53,419	iShares Barclays TIPS Bond Fund	$6,105,792
29,250	Market Vectors Emerging Markets Local Currency Bond ETF	719,258
6,710	SPDR Barclays Capital High Yield Bond ETF	242,835
16,616	SPDR Barclays Capital International Treasury Bond ETF	998,788
11,410	Vanguard Global ex-U.S. Real Estate ETF	467,810
103,420	Vanguard MSCI EAFE ETF	3,120,181
24,746	Vanguard MSCI Emerging Markets ETF	888,134
9,046	Vanguard REIT ETF	460,170
133,880	Vanguard S&P 500 ETF	6,929,629
9,420	Vanguard Short-Term Bond ETF	766,976
6,857	Vanguard Small-Cap Growth ETF	458,459
20,919	Vanguard Small-Cap Value ETF	1,162,678
21,480	Vanguard Total Bond Market ETF	1,798,735

Total Exchange Traded Funds - 98.9%
(Cost $25,269,720)	24,119,445

SHORT-TERM INVESTMENT - 1.2%
284,444	Northern Institutional Government Select 0.01% (a) (Cost $284,444)	284,444

Total Investments - 100.1%
(Cost $25,554,164) †	24,403,889
Other Assets & Liabilities, Net - (0.1)%	(22,428)
NET ASSETS - 100.0%	$24,381,461

	2025 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 97.9%
38,548	iShares Barclays TIPS Bond Fund	$4,406,036
31,650	Market Vectors Emerging Markets Local Currency Bond ETF	778,274
7,256	SPDR Barclays Capital High Yield Bond ETF	262,595
13,482	SPDR Barclays Capital International Treasury Bond ETF	810,403
12,350	Vanguard Global ex-U.S. Real Estate ETF	506,350
137,800	Vanguard MSCI EAFE ETF	4,157,426
26,771	Vanguard MSCI Emerging Markets ETF	960,811
9,790	Vanguard REIT ETF	498,017
154,840	Vanguard S&P 500 ETF	8,014,518
10,200	Vanguard Short-Term Bond ETF	830,484
11,130	Vanguard Small-Cap Growth ETF	744,152
22,647	Vanguard Small-Cap Value ETF	1,258,720
33,202	Vanguard Total Bond Market ETF	2,780,336

Total Exchange Traded Funds - 97.9%
(Cost $27,916,947)		26,008,122
SHORT-TERM INVESTMENT - 2.2%
586,029	Northern Institutional Government Select 0.01% (a) (Cost $586,029)	586,029

Total Investments - 100.1%
(Cost $28,502,976) †		26,594,151
Other Assets & Liabilities, Net - (0.1)%		(30,455)
NET ASSETS - 100.0%		$26,563,696

Wilshire Variable Insurance Trust	September 30, 2011
Schedule of Investments	(Unaudited)

	2035 ETF Fund
Shares		Value

EXCHANGE TRADED FUNDS - 98.4%
19,801	iShares Barclays TIPS Bond Fund	$2,263,254
21,680	Market Vectors Emerging Markets Local Currency Bond ETF	533,111
14,910	SPDR Barclays Capital High Yield Bond ETF	539,593
9,236	SPDR Barclays Capital International Treasury Bond ETF	555,176
12,690	Vanguard Global ex-U.S. Real Estate ETF	520,290
185,810	Vanguard MSCI EAFE ETF	5,605,888
34,389	Vanguard MSCI Emerging Markets ETF	1,234,221
10,064	Vanguard REIT ETF	511,956
179,620	Vanguard S&P 500 ETF	9,297,131
6,990	Vanguard Short-Term Bond ETF	569,126
11,439	Vanguard Small-Cap Growth ETF	764,812
18,611	Vanguard Small-Cap Value ETF	1,034,399
37,524	Vanguard Total Bond Market ETF	3,142,260

Total Exchange Traded Funds - 98.4%
(Cost $29,359,569)		26,571,217
SHORT-TERM INVESTMENT - 1.6%
426,128	Northern Institutional Government Select 0.01% (a) (Cost $426,128)	426,128

Total Investments - 100.0%
(Cost $29,785,697) †		26,997,345
Other Assets & Liabilities, Net - 0.0%		(2,844)
NET ASSETS - 100.0%		$26,994,501

†	The federal tax cost, unrealized appreciation and depreciation at September 30, 2011 for each fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation
2015 ETF	$25,556,582	$957,367	$(2,110,060)
2025 ETF	28,506,036	664,022	(2,575,907)
2035 ETF	29,785,697	429,814	(3,218,166)

(a)	Rate shown is the 7-day effective yield as of September 30, 2011.

As of September 30, 2011, all of the Funds’ investments in securities were considered Level 1.

For the period ended September 30, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

EAFE — Europe, Australasia, Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

For information regarding the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual and annual financial statements.

WIL-QH-003-0600

Item 2.	Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: November 28, 2011

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: November 28, 2011